THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 49.1%
	Face Amount	Value
COMMUNICATION SERVICES — 1.3%
NTT Finance
4.620%, 07/16/28(A)	$1,315,000	$1,332,271
Paramount Global
3.700%, 06/01/28	1,330,000	1,296,183
TELUS
3.700%, 09/15/27	765,000	759,734
		3,388,188
CONSUMER DISCRETIONARY — 1.5%
General Motors Financial
4.200%, 10/27/28	1,265,000	1,268,247
Lowe's
4.000%, 10/15/28	1,265,000	1,266,441
Toll Brothers Finance
4.350%, 02/15/28	1,320,000	1,326,790
		3,861,478
CONSUMER STAPLES — 3.2%
7-Eleven
1.300%, 02/10/28(A)	1,320,000	1,249,511
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	993,014
Conagra Brands
4.850%, 11/01/28	1,260,000	1,277,570
JBS
3.000%, 02/02/29	1,310,000	1,264,734
Keurig Dr Pepper
3.950%, 04/15/29	1,500,000	1,486,031
Mars
4.600%, 03/01/28(A)	970,000	982,971
The Campbell's
4.150%, 03/15/28	1,265,000	1,266,212
		8,520,043
ENERGY — 4.3%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,006,796
Enbridge
4.600%, 06/20/28	1,260,000	1,277,423
Energy Transfer
6.625%, US0003M + 4.155%(B)(C)	1,230,000	1,244,473
EOG Resources
4.400%, 07/15/28	1,010,000	1,021,948
Helmerich & Payne
4.650%, 12/01/27	950,000	957,946
Hess Midstream Operations
5.500%, 10/15/30(A)	20,000	20,211
5.125%, 06/15/28(A)	1,270,000	1,270,333
MPLX
4.250%, 12/01/27	980,000	982,738
Ovintiv
5.650%, 05/15/28	1,320,000	1,361,000
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	992,289
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.500%, 03/01/28	$1,320,000	$1,326,422
		11,461,579
FINANCIALS — 14.5%
Ally Financial
2.200%, 11/02/28	1,335,000	1,265,758
American Express
4.351%, SOFRRATE + 0.810%, 07/20/29(B)	1,270,000	1,277,885
Antares Holdings
7.950%, 08/11/28(A)	1,170,000	1,236,325
Ares Capital
2.875%, 06/15/28	1,335,000	1,281,213
Arthur J Gallagher
4.600%, 12/15/27	900,000	910,177
Aviation Capital Group
4.250%, 04/30/29(A)	1,245,000	1,240,618
Bank of America MTN
4.183%, 11/25/27	975,000	976,264
Bank of Nova Scotia
4.247%, SOFRRATE + 0.730%, 02/02/30(B)	1,255,000	1,257,370
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	1,023,274
Blue Owl Capital
2.875%, 06/11/28	1,330,000	1,260,489
Brown & Brown
4.700%, 06/23/28	1,261,000	1,277,727
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(B)	945,000	960,735
4.283%, SOFRINDX + 0.790%, 01/29/30(B)	250,000	250,638
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/28(B)	1,255,000	1,267,976
Citigroup
4.125%, 07/25/28	1,280,000	1,281,385
Eaton Vance
3.500%, 04/06/27	1,010,000	1,006,080
FS KKR Capital
3.125%, 10/12/28	1,375,000	1,268,853
Goldman Sachs Private Credit
5.375%, 01/31/29(A)	1,260,000	1,261,676
Golub Capital BDC
7.050%, 12/05/28	1,205,000	1,268,306
HPS Corporate Lending Fund
5.450%, 01/14/28	1,265,000	1,276,701
HSBC USA
4.650%, 06/03/28	1,255,000	1,274,493
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(B)	940,000	948,689

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Main Street Capital
6.500%, 06/04/27	$925,000	$944,030
Morgan Stanley MTN
3.950%, 04/23/27	975,000	974,828
New Mountain Finance
6.200%, 10/15/27	1,305,000	1,320,774
Oaktree Specialty Lending
2.700%, 01/15/27	1,010,000	989,586
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/28(B)	1,065,000	1,072,358
Royal Bank of Canada MTN
4.498%, SOFRRATE + 0.890%, 08/06/29(B)	1,305,000	1,318,805
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/29(B)	1,300,000	1,329,511
Sixth Street Specialty Lending
6.950%, 08/14/28	1,300,000	1,363,140
Synchrony Financial
5.150%, 03/19/29	1,245,000	1,263,836
Truist Bank
4.136%, SOFRRATE + 0.911%, 10/23/29(B)	1,320,000	1,319,229
Wells Fargo MTN
4.900%, SOFRRATE + 0.780%, 01/24/28(B)	1,325,000	1,336,190
		38,304,919
HEALTH CARE — 0.4%
Icon Investments Six DAC
5.809%, 05/08/27	1,001,000	1,019,834

INDUSTRIALS — 5.3%
Daimler Truck Finance North America
4.150%, 01/12/29(A)	1,279,000	1,278,936
Delta Air Lines
4.950%, 07/10/28	1,255,000	1,276,505
Howmet Aerospace
6.750%, 01/15/28	1,215,000	1,277,439
Ingersoll Rand
5.197%, 06/15/27	985,000	1,000,195
nVent Finance Sarl
4.550%, 04/15/28	1,315,000	1,321,261
Owens Corning
5.500%, 06/15/27	985,000	1,003,946
Siemens Funding BV
4.350%, 05/26/28(A)	1,510,000	1,526,985
Southwest Airlines
4.375%, 11/15/28	1,320,000	1,327,076
United Airlines
4.625%, 04/15/29(A)	1,255,000	1,253,830
Vertiv Group
4.125%, 11/15/28(A)	1,285,000	1,265,411
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Westinghouse Air Brake Technologies
4.700%, 09/15/28	$1,315,000	$1,332,374
		13,863,958
INFORMATION TECHNOLOGY — 5.2%
Amphenol
4.375%, 06/12/28	1,010,000	1,020,469
Dell International
4.750%, 04/01/28	1,250,000	1,267,665
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	958,941
International Business Machines
4.600%, 02/03/33	100,000	99,843
Jabil
4.200%, 02/01/29	1,280,000	1,279,526
Kyndryl Holdings
2.700%, 10/15/28	1,310,000	1,258,367
Microchip Technology
4.900%, 03/15/28	1,300,000	1,320,670
NXP BV
4.300%, 08/19/28	1,320,000	1,325,903
Oracle
2.300%, 03/25/28	1,325,000	1,265,751
Roper Technologies
4.250%, 09/15/28	1,320,000	1,327,460
Teledyne Technologies
2.250%, 04/01/28	1,335,000	1,288,297
Vontier
2.400%, 04/01/28	1,340,000	1,288,681
		13,701,573
MATERIALS — 3.7%
Amrize Finance US
4.700%, 04/07/28	1,230,000	1,247,331
Berry Global
5.500%, 04/15/28	1,240,000	1,278,155
Glencore Funding
5.338%, 04/04/27(A)	950,000	964,861
Mosaic
4.350%, 01/15/29	1,320,000	1,324,084
Nutrien
5.200%, 06/21/27	935,000	949,792
Rio Tinto Finance USA
4.500%, 03/14/28	965,000	976,848
RPM International
3.750%, 03/15/27	962,000	958,446
Sonoco Products
2.250%, 02/01/27	965,000	949,402
WRKCo
3.900%, 06/01/28	1,320,000	1,315,472
		9,964,391
REAL ESTATE — 4.3%
Agree
2.000%, 06/15/28	1,330,000	1,271,325

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
American Tower
5.250%, 07/15/28	$1,240,000	$1,275,075
Crown Castle
4.800%, 09/01/28	1,240,000	1,258,803
Extra Space Storage
5.700%, 04/01/28	1,225,000	1,263,744
Highwoods Realty
4.125%, 03/15/28	1,275,000	1,266,840
Invitation Homes Operating Partnership
2.300%, 11/15/28	1,340,000	1,273,969
Public Storage Operating
4.399%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	978,363
Store Capital
4.500%, 03/15/28	1,900,000	1,906,931
Tanger Properties
3.875%, 07/15/27	1,010,000	1,005,339
		11,500,389

UTILITIES — 5.4%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	968,113
Dominion Energy
4.600%, 05/15/28	980,000	992,213
4.350%, H15T5Y + 3.195%(B)(C)	1,270,000	1,260,883
Emera
6.750%, US0003M + 5.440%, 06/15/76(B)	1,260,000	1,268,607
Evergy Kansas Central
4.700%, 03/13/28	1,245,000	1,261,345
Eversource Energy
5.450%, 03/01/28	1,225,000	1,257,411
Georgia Power
5.004%, 02/23/27	960,000	971,533
National Fuel Gas
4.750%, 09/01/28	1,330,000	1,346,410
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	991,620
Public Service of New Hampshire
4.400%, 07/01/28	1,010,000	1,022,014
Toledo Edison
2.650%, 05/01/28(A)	386,000	367,437
Vistra Operations
4.300%, 10/15/28(A)	1,320,000	1,320,124
Wisconsin Electric Power
3.950%, 03/01/29	1,190,000	1,189,182
		14,216,892

Total Corporate Obligations
(Cost $128,779,604)		129,803,244
ASSET-BACKED SECURITIES — 22.3%
	Face Amount	Value
Automotive — 5.1%
American Heritage Auto Receivables Issuer Trust, Ser 2025-1A, Cl A3
4.400%, 11/15/30 (A)	$560,000	$562,810
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	350,000	356,157
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	333,961	339,843
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	502,308
Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.790%, 09/15/32	1,030,000	1,038,370
Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.140%, 09/15/32	570,000	569,403
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (A)	1,050,000	1,061,852
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	440,000	444,451
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	82,057	81,936
Ford Credit Auto Owner Trust, Ser 2023-B, Cl B
5.560%, 03/15/29	1,050,000	1,068,627
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	750,000	766,506
Ford Credit Auto Owner Trust, Ser 2025-B, Cl B
4.240%, 07/15/31	1,140,000	1,145,022
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	499,481
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl B
4.140%, 06/16/32	625,000	624,685
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	372,761
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	550,000	556,823
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	922,882

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	$490,000	$495,326
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	535,000	540,599
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl B
4.490%, 09/15/31	1,050,000	1,057,699
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl B
4.270%, 01/15/32	600,000	601,535
		13,609,076
Financials — 0.8%
Dell Equipment Finance Trust, Ser 2025-2, Cl A3
4.120%, 03/24/31 (A)	570,000	572,046
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	950,493	955,939
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	716,641	720,972
		2,248,957
Materials — 0.4%
Signal Rail I, Ser 2021-1, Cl A
2.230%, 08/17/51 (A)	978,934	926,871

Other ABS — 16.0%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.370%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	546,530
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
4.620%, 09/15/29 (A)	1,050,000	1,052,506
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	560,000	560,429
Affirm Asset Securitization Trust, Ser 2025-X1, Cl B
5.190%, 04/15/30 (A)	500,000	501,196
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	940,000	947,274
Antares CLO, Ser 2018-3, Cl A1R
5.474%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	957,452
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.419%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	745,318
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	552,801
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Barings Equipment Finance, Ser 2025-B, Cl A2
4.020%, 02/13/29 (A)	$570,000	$570,922
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
5.572%, TSFR3M + 1.900%, 10/15/36 (A)(B)	995,000	999,701
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(D)	18,368	18,412
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	546,256
California Street CLO IX, Ser 2021-9A, Cl AR3
5.033%, TSFR3M + 1.362%, 07/16/32 (A)(B)	286,506	286,791
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
5.422%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	786,231
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	500,000	491,625
Crossroads Asset Trust, Ser 2025-A, Cl A2
4.910%, 02/20/32 (A)	492,159	495,377
DLLMT, Ser 2023-1A, Cl A4
5.350%, 03/20/31 (A)	680,000	686,734
DLLMT, Ser 2026-1A, Cl A3
4.200%, 12/20/29 (A)	630,000	631,316
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	851,144	809,852
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.198%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,175,000	1,176,595
Gracie Point International Funding, Ser 2025-1A, Cl A
5.300%, SOFR30A + 1.500%, 08/15/28 (A)(B)	1,000,000	1,001,711
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	874,767	805,224
Guggenheim MM CLO, Ser 2021-3A, Cl A
5.481%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	366,143
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.147%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	952,140
Hilton Grand Vacations Trust, Ser 2025-2A, Cl A
4.540%, 05/25/44 (A)	431,516	432,674

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Hlend CLO, Ser 2025-3A, Cl B
5.368%, TSFR3M + 1.700%, 01/20/37 (A)(B)	$750,000	$750,250
HPEFS Equipment Trust, Ser 2025-1A, Cl B
4.510%, 09/20/32 (A)	1,055,000	1,062,946
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	34,017	34,034
MCF CLO VIII, Ser 2024-1A, Cl AR
5.618%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	951,502
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	530,000	531,765
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
4.662%, SOFR30A + 0.964%, 07/27/37 (A)(B)	615,249	616,062
NMEF Funding, Ser 2025-B, Cl A2
4.640%, 01/18/33 (A)	550,000	552,235
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,602,621	1,048,682
OCP CLO, Ser 2024-24A, Cl A2R
5.218%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	951,611
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	361,720	366,585
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	321,206	324,019
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	179,173	180,021
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	334,971	337,489
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	789,917	793,157
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	399,919	404,996
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	180,637	181,040
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.272%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	952,213
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
PEAC Solutions Receivables, Ser 2026-1A, Cl A2
4.270%, 10/20/28 (A)	$630,000	$633,081
PennantPark CLO XII, Ser 2025-12A, Cl B
5.518%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	628,545
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	479,297	479,459
Rocket Trust, Ser 2025-1A, Cl B
4.990%, 07/25/34 (A)	1,050,000	1,056,278
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	600,000	600,202
Silver Point SCF CLO IV, Ser 2024-1A, Cl A1AR
5.392%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	952,672
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.299%, SOFR90A + 0.412%, 03/25/44 (B)	808,953	788,158
SoFi Consumer Loan Program Trust, Ser 2025-3, Cl B
4.670%, 08/15/34 (A)	550,000	554,074
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	625,000	626,723
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	846,992	813,248
TCW CLO, Ser 2025-2A, Cl A1R2
4.938%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,272,685
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	39,909	39,929
Trinity Rail Leasing, Ser 2019-1A, Cl A
3.820%, 04/17/49 (A)	622,372	621,261
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/50 (A)	500,000	482,375
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	575,000	549,199
Twin Brook CLO, Ser 2024-1A, Cl A
5.568%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	752,019
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/51 (A)	266,861	254,624

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Venture 38 CLO, Ser 2025-38A, Cl ARR
4.667%, TSFR3M + 1.000%, 07/30/32 (A)(B)	$708,861	$708,757
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	260,404	265,136
Voya CLO, Ser 2018-4, Cl A2RR
5.272%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	951,954
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
5.452%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	1,002,654
Wingspire Equipment Finance, Ser 2025-1A, Cl A2
4.330%, 09/20/33 (A)	1,140,000	1,143,823
		42,136,673
Total Asset-Backed Securities
(Cost $58,840,171)		58,921,577

U.S. TREASURY OBLIGATIONS — 21.8%

U.S. Treasury Notes
4.375%, 11/30/28	22,837,800	23,306,153
3.875%, 03/31/27	6,360,000	6,383,602
3.875%, 12/31/27	10,505,000	10,569,836
3.875%, 06/15/28	8,243,000	8,301,280
1.500%, 01/31/27	9,261,000	9,076,359

Total U.S. Treasury Obligations
(Cost $57,370,728)		57,637,230

MORTGAGE-BACKED SECURITIES — 3.8%

Non-Agency Mortgage-Backed Obligations — 3.8%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.060%, TSFR1M + 1.380%, 08/15/42 (A)(B)	527,057	527,716
BX Trust, Ser 2025-LUNR, Cl B
5.530%, TSFR1M + 1.850%, 06/15/40 (A)(B)	444,305	445,415
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	451,479	457,077
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	476,955	482,733
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	279,134	282,546
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	76,814	70,523
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	500,000	499,999

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	$950,000	$965,639
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	850,000	857,164
FREMF Mortgage Trust, Ser 2020-K737, Cl C
3.327%, 01/25/53 (A)(B)	525,000	518,517
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	669,923	640,787
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	609,677	581,934
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	649,145	629,920
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	393,811	392,979
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	598,128	605,127
SCMS Mortgage Trust, Ser 2025-BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	1,185,000	1,196,339
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.434%, 04/25/43 (B)	45,591	44,466
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (A)(B)	172,269	172,430
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.772%, TSFR1M + 2.092%, 02/15/42 (A)(B)	625,000	623,047
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	110,181	101,395
		10,095,753
Total Mortgage-Backed Securities
(Cost $10,103,878)		10,095,753

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.0%

FHLMC
6.000%, 01/01/37	705	727
6.000%, 11/01/37	902	947
5.500%, 07/01/34	540	548
4.000%, 03/01/39	2,066	2,030
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,102,125	2,024,817
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	1,963,313	1,893,363

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2026
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FNMA
6.000%, 05/01/36	$170	$181
6.000%, 08/01/36	224	239
5.500%, 07/01/38	1,215	1,260
GNMA
6.000%, 03/15/32	319	334
6.000%, 09/15/33	2,491	2,546
6.000%, 09/15/37	1,318	1,397
5.500%, 06/15/38	626	644
5.000%, 06/15/33	576	578
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	1,499,202	1,498,169

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $5,285,419)		5,427,780

Total Investments in Securities— 99.0%
(Cost $260,379,800)		$261,885,584

Percentages are based on Net Assets of $264,587,551.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $75,814,256 and represented 28.7% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-002-2200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.3%
	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
Alphabet
5.450%, 11/15/55	$1,665,000	$1,623,872
Discovery Communications
4.125%, 05/15/29	635,000	616,833
NBN MTN
2.625%, 05/05/31(A)	600,000	552,323
NTT Finance
5.502%, 07/16/35(A)	1,175,000	1,213,792
		4,006,820
CONSUMER DISCRETIONARY — 0.7%
L'Oreal
5.000%, 05/20/35(A)	1,190,000	1,211,179
Mars
2.375%, 07/16/40(A)	540,000	387,222
Paramount Global
6.875%, 04/30/36	1,145,000	1,117,220
		2,715,621
CONSUMER STAPLES — 0.7%
Bunge Finance
2.750%, 05/14/31	1,150,000	1,058,800
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,132,694
Mondelez International
1.500%, 02/04/31	535,000	468,106
		2,659,600
ENERGY — 2.5%
APA
6.750%, 02/15/55	1,700,000	1,713,266
Diamondback Energy
5.900%, 04/18/64	1,500,000	1,432,778
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	537,903
Energy Transfer
6.625%, US0003M + 4.155%(B)(C)	1,675,000	1,694,710
Expand Energy
4.750%, 02/01/32	1,130,000	1,119,659
Helmerich & Payne
5.500%, 12/01/34	1,200,000	1,190,344
ONEOK
5.650%, 09/01/34	1,280,000	1,319,391
		9,008,051
FINANCIALS — 10.3%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35(B)	1,440,000	1,485,024
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(B)	1,293,000	1,334,699
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ares Finance II
3.250%, 06/15/30(A)	$645,000	$612,413
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,098,476
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,158,142
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/36(B)	1,150,000	1,193,798
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(B)	825,000	816,732
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(B)	930,000	974,125
Brown & Brown
6.250%, 06/23/55	1,155,000	1,194,412
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/36(B)	1,940,000	2,008,547
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	631,965
CI Financial
3.200%, 12/17/30	910,000	826,150
Citigroup
6.020%, SOFRRATE + 1.830%, 01/24/36(B)	1,150,000	1,198,879
Franklin BSP Capital
7.200%, 06/15/29	1,080,000	1,119,239
Goldman Sachs Group
5.387%, H15T5Y + 1.180%, 02/02/41(B)	1,875,000	1,857,517
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,309,845
Hercules Capital
6.000%, 06/16/30	1,850,000	1,871,180
HPS Corporate Lending Fund
5.950%, 04/14/32	1,905,000	1,917,075
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(B)	1,082,000	1,086,559
M&T Bank MTN
5.400%, H15T5Y + 1.430%, 07/30/35(B)	778,000	786,102
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/36(B)	1,150,000	1,197,249
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	688,779
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	970,680
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,310,131
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	647,903

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
PNC Financial Services Group
5.373%, SOFRRATE + 1.417%, 07/21/36(B)	$1,450,000	$1,484,638
Raymond James Financial
3.750%, 04/01/51	610,000	451,911
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/35(B)	1,365,000	1,457,994
Sixth Street Specialty Lending
5.625%, 08/15/30	2,030,000	2,050,232
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/36(B)	845,000	856,906
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	421,327
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	1,150,000	1,188,134
		37,206,763
INDUSTRIALS — 3.1%
Ashtead Capital
1.500%, 08/12/26(A)	650,000	640,239
Burlington Northern Santa Fe
5.550%, 03/15/56	1,700,000	1,681,708
Daimler Truck Finance North America
4.500%, 04/12/31(A)	875,000	872,440
2.500%, 12/14/31(A)	940,000	838,979
Flowserve
2.800%, 01/15/32	1,407,000	1,263,606
Howmet Aerospace
5.950%, 02/01/37	1,685,000	1,820,449
Masco
6.500%, 08/15/32	317,000	345,844
Northern Group Housing
5.605%, 08/15/33(A)	391,665	397,855
Oshkosh
3.100%, 03/01/30	1,550,000	1,479,494
United Airlines
4.625%, 04/15/29(A)	1,640,000	1,638,472
		10,979,086
INFORMATION TECHNOLOGY — 0.7%
Constellation Software
5.461%, 02/16/34(A)	1,040,000	1,046,031
Microsoft
2.921%, 03/17/52	270,000	175,871
NXP BV
5.550%, 12/01/28	245,000	253,498
Oracle
2.875%, 03/25/31	600,000	539,023
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Roper Technologies
2.950%, 09/15/29	$420,000	$402,666
		2,417,089
MATERIALS — 2.1%
Amrize Finance US
5.400%, 04/07/35	1,765,000	1,825,583
Anglo American Capital
4.500%, 03/15/28(A)	525,000	528,028
Berry Global
1.650%, 01/15/27	625,000	611,503
Martin Marietta Materials
2.400%, 07/15/31	865,000	780,545
NewMarket
2.700%, 03/18/31	1,592,000	1,457,692
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,365,291
Sealed Air
1.573%, 10/15/26(A)	835,000	820,974
		7,389,616
REAL ESTATE — 3.3%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	392,336
Extra Space Storage
2.350%, 03/15/32	730,000	638,152
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,249,002
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,106,841
Kilroy Realty
5.875%, 10/15/35	1,560,000	1,572,007
Kite Realty Group
5.500%, 03/01/34	1,280,000	1,315,696
NNN REIT
2.500%, 04/15/30	700,000	650,483
Store Capital
2.700%, 12/01/31	2,000,000	1,770,115
Tanger Properties
2.750%, 09/01/31	1,370,000	1,244,657
Vornado Realty
5.750%, 02/01/33	1,765,000	1,785,177
		11,724,466
UTILITIES — 3.9%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/56(B)	1,495,000	1,484,134
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/56(B)	1,606,000	1,594,822
Duke Energy Carolinas NC Storm Funding II
5.070%, 01/01/46	840,000	827,332

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Duquesne Light Holdings
2.532%, 10/01/30(A)	$540,000	$493,284
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,078,480
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	604,570
Monongahela Power
3.550%, 05/15/27(A)	550,000	546,727
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,173,639
NiSource
5.750%, H15T5Y + 2.035%, 07/15/56(B)	1,690,000	1,699,639
SCE Recovery Funding
5.541%, 09/15/50	1,700,000	1,698,989
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(B)	1,190,000	1,241,103
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/56(B)	1,690,000	1,699,030
		14,141,749
Total Corporate Obligations
(Cost $102,534,360)		102,248,861
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bonds
4.000%, 11/15/52	2,530,000	2,184,200
3.750%, 08/15/41	1,870,000	1,679,275
3.000%, 05/15/45	9,000,000	6,903,984
3.000%, 08/15/52	250,000	178,242
2.875%, 05/15/52	5,467,000	3,803,409
2.250%, 08/15/46	5,599,000	3,675,656
1.875%, 11/15/51	8,364,000	4,605,428
1.250%, 05/15/50	15,080,000	7,199,522
1.125%, 08/15/40	1,070,000	669,293
U.S. Treasury Notes
4.250%, 08/15/35	3,180,000	3,182,981
4.125%, 03/31/32	3,100,000	3,129,668
4.125%, 11/15/32	4,550,000	4,580,393
4.000%, 07/31/32	2,120,000	2,121,905
3.875%, 12/31/27	12,275,000	12,350,760
3.875%, 09/30/29	5,069,900	5,101,983
3.750%, 10/31/32	1,170,000	1,151,810
2.750%, 05/31/29	13,000,000	12,637,422
2.625%, 07/31/29	5,640,000	5,449,430
1.375%, 11/15/31	7,680,000	6,677,100

Total U.S. Treasury Obligations
(Cost $90,862,681)		87,282,461

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.0%

FHLMC
6.000%, 01/01/53	1,066,816	1,099,666
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
6.000%, 05/01/53	$600,079	$618,855
6.000%, 09/01/53	1,050,434	1,084,302
5.500%, 11/01/52	687,850	701,114
5.500%, 01/01/53	1,315,024	1,339,039
5.500%, 04/01/53	2,083,147	2,117,468
5.500%, 12/01/54	1,634,010	1,657,446
5.000%, 12/01/52	667,278	670,916
5.000%, 04/01/53	748,608	752,343
5.000%, 06/01/53	2,338,832	2,347,591
5.000%, 01/01/55	2,345,388	2,357,048
4.500%, 12/01/48	113,037	112,285
4.500%, 09/01/52	637,777	626,952
4.000%, 02/01/47	188,667	183,850
4.000%, 11/01/47	178,750	174,610
4.000%, 11/01/48	64,676	62,944
4.000%, 04/01/52	1,023,572	984,739
4.000%, 11/01/54	976,923	933,698
3.500%, 11/01/44	171,927	163,025
3.500%, 04/01/46	109,133	103,148
3.500%, 07/01/47	233,282	220,043
3.500%, 12/01/48	149,753	140,674
3.500%, 04/01/52	830,153	773,819
3.500%, 11/01/54	832,313	770,672
3.000%, 02/01/45	187,571	172,750
3.000%, 08/01/45	94,122	86,238
3.000%, 02/01/48	113,817	102,880
3.000%, 04/01/50	401,067	359,456
2.500%, 02/01/30	62,982	61,485
2.500%, 01/01/52	1,569,258	1,340,107
2.500%, 04/01/52	1,552,319	1,326,374
2.000%, 08/01/50	886,867	725,450
2.000%, 10/01/50	262,223	214,854
2.000%, 05/01/51	2,213,781	1,797,383
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,220,952
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(B)	1,000,000	1,049,413
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.271%, 02/25/43(B)	40,375	39,514
FNMA
6.500%, 06/01/53	501,897	520,117
6.000%, 04/01/53	583,946	603,007
6.000%, 05/01/53	611,509	630,305
6.000%, 06/01/53	679,052	699,388
5.500%, 03/01/53	2,695,625	2,742,853
5.500%, 04/01/53	628,236	641,582
5.500%, 05/01/53	645,839	656,486
5.000%, 12/01/37	425,954	431,311
5.000%, 09/01/52	596,580	599,210
5.000%, 11/01/52	666,061	669,030
5.000%, 01/01/53	609,096	617,012
5.000%, 04/01/53	1,151,879	1,160,405
4.500%, 12/01/37	501,015	502,001
4.500%, 02/01/41	248,874	249,911

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
4.500%, 03/01/48	$161,534	$161,045
4.500%, 10/01/52	704,144	692,088
4.500%, 01/01/53	1,070,544	1,055,825
4.500%, 03/01/53	1,769,047	1,739,649
4.500%, 07/01/53	1,748,894	1,717,756
4.000%, 03/01/35	59,673	59,240
4.000%, 01/01/42	196,780	193,198
4.000%, 05/01/49	141,137	137,326
4.000%, 10/01/52	839,337	806,519
3.500%, 02/01/47	196,363	186,579
3.500%, 12/01/47	101,508	94,994
3.500%, 08/01/48	104,245	97,619
3.500%, 03/01/49	203,712	192,944
3.500%, 06/01/49	391,688	366,812
3.500%, 07/01/50	618,216	577,911
3.000%, 10/01/48	162,541	148,460
3.000%, 02/01/50	1,451,321	1,292,146
3.000%, 05/01/51	1,101,886	994,951
3.000%, 01/01/52	560,451	497,332
3.000%, 03/01/52	1,122,633	1,004,856
2.500%, 12/01/49	279,742	240,362
2.500%, 09/01/50	580,318	498,165
2.500%, 10/01/50	2,074,681	1,770,579
2.500%, 06/01/51	912,102	790,143
2.500%, 09/01/52	1,900,221	1,620,200
2.000%, 02/01/51	537,760	440,058
2.000%, 04/01/51	1,463,315	1,196,848
2.000%, 01/01/52	1,837,569	1,507,539
2.000%, 02/01/52	1,587,613	1,296,501
2.000%, 03/01/52	2,977,820	2,422,981
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,974,213
GNMA
6.000%, 08/20/52	518,617	534,958
5.500%, 12/20/52	752,998	767,446
4.000%, 07/20/48	72,040	69,274
4.000%, 05/20/52	612,142	584,227
3.500%, 06/20/48	426,008	398,808
3.000%, 06/20/51	827,042	747,119
2.500%, 09/20/51	1,876,852	1,626,665
2.000%, 11/20/51	1,987,750	1,654,306

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $72,959,238)		72,373,363

ASSET-BACKED SECURITIES — 13.3%
Automotive — 2.2%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	665,000	681,703
Carvana Auto Receivables Trust, Ser 2025-P3, Cl B
4.480%, 10/10/31	1,250,000	1,246,748
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	$530,000	$535,361
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	665,000	677,867
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	650,000	646,120
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	755,000	764,367
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	665,000	672,228
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	660,000	666,907
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl B
5.110%, 02/20/31 (A)	665,000	680,903
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl B
4.850%, 07/21/31 (A)	710,000	723,294
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/38 (A)	700,000	714,031
		8,009,529
Financials — 0.7%
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	1,377,526	1,385,419
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	1,037,894	1,044,166
		2,429,585
Other ABS — 10.4%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.370%, TSFR3M + 1.700%, 01/27/37 (A)(B)	770,000	765,142
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	600,000	600,460
Antares CLO, Ser 2018-3, Cl A1R
5.474%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,179,177
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.419%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	993,757

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	$775,000	$778,947
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
5.572%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,175,528
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	710,000	718,225
Business Jet Securities, Ser 2024-1A, Cl A
6.197%, 05/15/39 (A)	787,414	804,834
Centersquare Issuer, Ser 2025-3A, Cl A2
5.000%, 08/25/55 (A)	755,000	733,895
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	580,000	570,284
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	1,004,351	955,627
GBX Leasing, Ser 2026-1A, Cl A
5.130%, 02/20/56 (A)	830,000	829,069
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.198%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,426,934
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	1,093,459	1,006,529
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.147%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,172,636
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	45,694	45,718
MCF CLO VIII, Ser 2024-1A, Cl AR
5.618%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	1,001,581
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	725,000	727,415
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,741,979	1,139,871
OCP CLO, Ser 2024-24A, Cl A2R
5.218%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,171,984
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	482,293	488,780
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	$394,624	$398,081
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	449,962	453,343
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	999,895	1,003,996
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	599,878	607,494
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.272%, TSFR3M + 1.600%, 07/15/37 (A)(B)	1,000,000	1,002,329
PennantPark CLO XII, Ser 2025-12A, Cl B
5.518%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	879,963
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.312%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,046,704
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	718,945	719,189
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	1,000,000	1,000,337
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.299%, SOFR90A + 0.412%, 03/25/44 (B)	972,845	947,837
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	900,000	902,481
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	917,458	880,907
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (A)	991,250	1,011,087
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	53,478	53,505
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (A)	600,000	599,812
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	825,000	787,981
Trinity Rail Leasing, Ser 2025-1A, Cl B
5.300%, 10/19/55 (A)	825,000	816,492

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Twin Brook CLO, Ser 2024-1A, Cl A
5.568%, TSFR3M + 1.900%, 07/20/36 (A)(B)	$800,000	$802,154
Vantage Data Centers, Ser 2025-1A, Cl A2
5.132%, 08/15/55 (A)	750,000	744,031
Verizon Master Trust, Ser 2025-8, Cl B
4.410%, 08/22/33 (A)	800,000	796,310
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	318,271	324,055
Voya CLO, Ser 2018-4, Cl A2RR
5.272%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,172,407
Willis Engine Structured Trust IX, Ser 2025-B, Cl A
5.159%, 12/15/50 (A)	1,745,084	1,745,353
Willis Engine Structured Trust VIII, Ser 2025-A, Cl A
5.582%, 06/15/50 (A)	587,582	595,490
		37,577,731

Total Asset-Backed Securities
(Cost $47,960,158)		48,016,845

MORTGAGE-BACKED SECURITIES — 9.1%

Non-Agency Mortgage-Backed Obligations — 8.9%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68 (B)	700,000	741,268
BFLD Trust, Ser 2025-FPM, Cl A
5.178%, 10/10/40 (A)(B)	750,000	760,738
BSTN Commercial Mortgage Trust, Ser 2025-HUB, Cl A
5.062%, 04/13/41 (A)(B)	750,000	755,103
BWAY Trust, Ser 2025-1535, Cl A
6.519%, 05/05/42 (A)(B)	600,000	618,664
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.060%, TSFR1M + 1.380%, 08/15/42 (A)(B)	723,505	724,409
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A)(B)	762,324	772,007
Chase Home Lending Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 11/25/55 (A)(B)	757,695	770,039
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A)(B)	572,078	581,240
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	114,791	105,915
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	102,921	95,442
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	$750,000	$749,998
Fidelis Mortgage Trust, Ser 2025-RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	1,300,000	1,321,400
Fidelis Mortgage Trust, Ser 2025-RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	1,200,000	1,210,114
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.882%, 04/25/50 (A)(B)	343,175	345,108
FREMF Mortgage Trust, Ser 2019-K101, Cl B
3.528%, 10/25/52 (A)(B)	700,000	672,288
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(E)	218,243	224,057
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A3
1.560%, 12/12/53	341,918	319,809
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.372%, 08/10/41 (A)(B)	1,150,000	1,165,599
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,001,726	900,124
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,321,794	1,192,402
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,154,653	969,908
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	919,570	828,221
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,337,523	1,203,172
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,408,825	1,290,798
MF1, Ser 2026-FL21, Cl ASFX
5.123%, 02/18/41 (A)	900,000	900,328
OBX Trust, Ser 2025-J3, Cl A3
4.500%, 10/25/55 (A)(B)	1,511,849	1,495,727
Provident Funding Mortgage Trust, Ser 2025-1, Cl A3
5.500%, 02/25/55 (A)(B)	764,794	769,638
Provident Funding Mortgage Trust, Ser 2025-2, Cl A2
5.500%, 06/25/55 (A)(B)	1,070,752	1,079,410
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,028,842	923,289

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Rate Mortgage Trust, Ser 2024-J4, Cl A1
6.000%, 12/25/54 (A)(B)	$948,596	$958,055
Rate Mortgage Trust, Ser 2025-J1, Cl A4
6.000%, 03/25/55 (A)(B)	699,778	710,721
Rocket Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A)(B)	1,070,094	898,210
Rocket Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A)(B)	1,161,354	976,205
Rocket Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	1,439,579	1,315,928
SCMS Mortgage Trust, Ser 2025-BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	850,000	858,133
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	569,301	546,926
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	19,652	18,546
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	38,556	35,957
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	20,472	20,144
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A)(B)	625,557	632,073
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.772%, TSFR1M + 2.092%, 02/15/42 (A)(B)	875,000	872,266
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C5, Cl A3
5.590%, 07/15/58	735,000	768,231
		32,097,610
Real Estate — 0.2%
NYC Trust, Ser 2025-77C, Cl A
4.790%, 01/10/36 (A)(B)	875,000	878,172

Total Mortgage-Backed Securities
(Cost $33,366,953)		32,975,782

MUNICIPAL BONDS — 4.1%

Colorado Housing and Finance Authority, Ser B-1, RB
5.787%, 11/01/47	688,000	684,812
Colorado Housing and Finance Authority, Ser 2023-M1, RB
5.619%, 11/01/38	845,000	858,165
MUNICIPAL BONDS — continued
	Face Amount	Value
Colorado Housing and Finance Authority, Ser L1, RB
4.926%, 11/01/32	$500,000	$509,512
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	242,336
District of Columbia, University Refunding, Ser 2025-B, RB
5.751%, 04/01/35	1,375,000	1,465,786
Grand Parkway Transportation, Ser 2020-B, RB
3.216%, 10/01/49	640,000	461,256
Hawaii State, Department of Business Economic Development & Tourism, Ser 2014-A-2, RB
3.242%, 01/01/31	61,832	60,873
Idaho State, Housing & Finance Association, Ser 2023-D-1, RB
5.713%, 07/01/38	750,000	766,989
Indiana State, Housing & Community Development Authority, Ser 2024-B-3, RB
5.932%, 07/01/44	1,000,000	1,013,461
Iowa State, Student Loan Liquidity, Ser A, RB
5.426%, 12/01/35	1,710,000	1,729,503
Maryland Department of Housing & Community Development, Ser 2024-B, RB
5.991%, 09/01/44	750,000	758,271
Massachusetts State, Housing Finance Agency, Ser 2020-B, RB
3.350%, 12/01/40	145,000	118,724
Michigan State, Housing Development Authority, Ser 2023-C, RB
5.816%, 12/01/38	895,000	915,582
Minnesota State, Housing Finance Agency, Ser 2024-V, RB
5.925%, 07/01/49	750,000	752,315
Minnesota State, Housing Finance Agency, Ser 2023-P, RB
5.726%, 07/01/33	365,000	385,176
New York City, Housing Development, Ser 2021-D, RB
3.083%, 11/01/46	900,000	643,681
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	479,870
Rhode Island State, Housing and Mortgage Finance, Ser 2020-1-T, RB
2.993%, 10/01/38	540,000	429,307
Utah State, Housing Corp., Ser D, RB
5.699%, 01/01/44	1,406,000	1,410,143

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2026
(Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Virginia State, Housing Development Authority, Ser 2020-C, RB
2.829%, 04/01/41	$500,000	$387,107
Washington State, Housing Finance Commission, Ser 2023-2T, RB
5.738%, 12/01/38	550,000	561,799

Total Municipal Bonds
(Cost $15,369,616)		14,634,668

Total Investments in Securities— 99.0%
(Cost $363,053,006)		$357,531,980

Percentages are based on Net Assets of $360,999,371.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2026 was $86,809,921 and represented 24.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-001-3400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 61.3%
	Shares	Value
COMMUNICATION SERVICES — 4.5%
Fox (A)	55,177	$4,015,782
Live Nation Entertainment *(A)	16,170	2,351,927
Meta Platforms, Cl A (A)	1,627	1,165,745
Omnicom Group (A)	18,352	1,413,838
		8,947,292
CONSUMER DISCRETIONARY — 8.3%
Airbnb, Cl A *(A)	13,940	1,803,418
Best Buy (A)	18,738	1,219,844
Dick's Sporting Goods	1,786	360,772
eBay (A)	32,692	2,982,164
Expedia Group (A)	15,600	4,131,504
Ralph Lauren, Cl A (A)	5,782	2,043,417
Tapestry (A)	21,108	2,678,816
TopBuild *	3,228	1,510,865
		16,730,800
CONSUMER STAPLES — 2.6%
Coca-Cola Consolidated	12,603	1,916,412
Dollar Tree *	25,256	2,969,853
General Mills	7,371	340,983
		5,227,248
ENERGY — 2.8%
Coterra Energy (A)	12,403	357,827
EOG Resources	10,923	1,224,796
Halliburton	64,955	2,177,292
SLB	37,488	1,813,669
		5,573,584
FINANCIALS — 10.3%
Ameriprise Financial (A)	6,902	3,638,665
Bank of America	16,109	856,999
Berkshire Hathaway, Cl B *	10,328	4,962,914
Charles Schwab	8,549	888,412
Corebridge Financial	20,042	617,895
Corpay *	7,897	2,484,633
F&G Annuities & Life	780	23,002
Fidelity National Financial	13,000	707,070
JPMorgan Chase (A)	3,855	1,179,206
PayPal Holdings	12,063	635,599
Synchrony Financial (A)	40,322	2,928,587
Unum Group	5,650	429,231
Wells Fargo	14,115	1,277,266
		20,629,479
HEALTH CARE — 12.7%
Cardinal Health (A)	21,881	4,701,789
Exelixis *	52,330	2,164,369
Gilead Sciences	30,088	4,270,992
Hologic *	50,628	3,793,556
Incyte *	29,211	2,923,145
Royalty Pharma PLC, Cl A (A)	95,039	3,961,225
United Therapeutics *	7,557	3,547,936
		25,363,012
INDUSTRIALS — 0.4%
Booz Allen Hamilton Holding, Cl A	9,787	865,367
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 16.6%
Akamai Technologies *(A)	24,798	$2,409,126
Check Point Software Technologies *	8,719	1,565,148
Cisco Systems (A)	50,063	3,920,934
Dell Technologies, Cl C	14,969	1,713,052
Docusign, Cl A *(A)	7,721	405,661
Flex *	59,144	3,728,438
Gen Digital	30,575	733,494
International Business Machines (A)	6,332	1,942,025
Jabil	15,874	3,765,154
Lam Research	6,861	1,601,769
Logitech International (A)	25,912	2,224,286
NetApp (A)	28,748	2,769,870
QUALCOMM (A)	16,187	2,453,787
Wix.com *	1,976	171,596
Zoom Communications, Cl A *(A)	42,282	3,894,172
		33,298,512
MATERIALS — 2.2%
Anglogold Ashanti PLC	9,192	853,661
CF Industries Holdings (A)	37,457	3,492,116
		4,345,777
UTILITIES — 0.9%
NRG Energy	7,313	1,116,183
Talen Energy *	1,948	678,605
		1,794,788

Total Common Stock
(Cost $93,624,169)		122,775,859

Total Investments in Securities— 61.3%
(Cost $93,624,169)		$122,775,859

SECURITIES SOLD SHORT
COMMON STOCK — (13.1)%
	Shares	Value
COMMUNICATION SERVICES — (0.3)%
Reddit, Cl A *	(3,175)	(572,357)

CONSUMER DISCRETIONARY — (1.7)%
Amer Sports *	(85,910)	(3,146,883)
MakeMyTrip *	(4,559)	(284,391)
		(3,431,274)
CONSUMER STAPLES — (1.2)%
Celsius Holdings *	(26,987)	(1,416,278)
McCormick	(14,897)	(921,081)
		(2,337,359)
HEALTH CARE — (0.1)%
Cooper *	(3,398)	(276,529)

INDUSTRIALS — (2.3)%
FTAI Aviation	(9,079)	(2,472,393)
Watsco	(5,482)	(2,118,519)
		(4,590,912)
INFORMATION TECHNOLOGY — (5.9)%
Astera Labs *	(4,441)	(668,903)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Credo Technology Group Holding *	(6,124)	$(767,215)
Crowdstrike Holdings, Cl A *	(1,970)	(869,568)
Datadog, Cl A *	(3,479)	(449,904)
Fair Isaac *	(567)	(829,617)
HubSpot *	(5,008)	(1,402,240)
Microchip Technology	(30,362)	(2,305,083)
Roper Technologies	(3,252)	(1,207,240)
Samsara, Cl A *	(75,204)	(2,109,472)
Snowflake, Cl A *	(2,248)	(433,190)
Strategy, Cl A *	(4,702)	(703,937)
		(11,746,369)
MATERIALS — (1.6)%
International Paper	(65,521)	(2,641,807)
Smurfit Westrock PLC	(16,355)	(680,859)
		(3,322,666)

Total Common Stock
(Proceeds $30,520,064)		(26,277,466)

EXCHANGE-TRADED FUNDS — (24.4)%
	Shares	Value
EQUITY FUND — (24.4)%
ARK Blockchain & Fintech Innovation ETF	(46,597)	(2,017,184)
ARK Innovation ETF*	(70,421)	(5,272,420)
ARK Next Generation Internet ETF	(7,746)	(1,060,505)
iShares Russell 1000 ETF	(46,783)	(17,705,494)
iShares Russell 1000 Value ETF	(39,916)	(8,775,932)
iShares Russell 2000 Value ETF	(71,840)	(13,928,339)
		(48,759,874)
Total Exchange-Traded Funds
(Proceeds $48,248,775)		(48,759,874)

Total Securities Sold Short— (37.5)%
(Proceeds $78,768,839)		$(75,037,340)

Percentages are based on Net Assets of $200,127,393.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-007-1300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.4%
	Shares	Value
COMMUNICATION SERVICES — 5.3%
Alphabet, Cl A	4,617	$1,560,546
AT&T	216,019	5,661,858
Comcast, Cl A	83,757	2,491,771
Verizon Communications	106,521	4,742,315
Versant Media Group *	3,350	109,152
Walt Disney	24,532	2,767,209
		17,332,851
CONSUMER DISCRETIONARY — 7.6%
DR Horton	25,882	3,852,277
General Motors	87,529	7,352,436
Lennar, Cl A	39,890	4,361,972
Lowe's	13,682	3,653,915
TJX	25,482	3,817,458
Viking Holdings *	23,305	1,681,456
		24,719,514
CONSUMER STAPLES — 9.1%
Casey's General Stores	6,838	4,147,247
Coca-Cola	16,903	1,264,513
Dollar General	40,288	5,778,508
Monster Beverage *	65,541	5,293,091
PepsiCo	32,635	5,013,715
Primo Brands, Cl A	83,558	1,582,588
Procter & Gamble	16,745	2,541,389
Walmart	31,998	3,812,242
		29,433,293
ENERGY — 13.0%
Baker Hughes, Cl A	86,903	4,870,044
Chevron	45,809	8,103,612
ConocoPhillips	40,178	4,187,753
Exxon Mobil	111,022	15,698,511
Kinder Morgan	152,828	4,659,726
Valero Energy	25,566	4,638,439
		42,158,085
FINANCIALS — 23.8%
Allstate	14,555	2,896,299
American Express	7,778	2,739,178
American International Group	55,427	4,150,374
Axis Capital Holdings	35,735	3,687,137
Bank of America	235,283	12,517,056
Bank of New York Mellon	26,192	3,140,945
Capital One Financial	18,091	3,960,663
Citigroup	79,145	9,157,868
First Horizon	207,382	5,078,785
Goldman Sachs Group	8,459	7,912,633
Hartford Insurance Group	14,045	1,896,918
JPMorgan Chase	17,139	5,242,649
Morgan Stanley	13,374	2,444,767
Prudential Financial	47,911	5,323,391
US Bancorp	57,364	3,218,694
Wells Fargo	41,968	3,797,684
		77,165,041
HEALTH CARE — 5.0%
Cencora, Cl A	11,699	4,202,515
Gilead Sciences	41,317	5,864,948
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Quest Diagnostics	22,907	$4,284,296
STERIS PLC	7,022	1,843,977
		16,195,736
INDUSTRIALS — 8.5%
3M	22,352	3,423,432
AECOM	30,969	2,986,341
CSX	90,343	3,411,352
Cummins	10,099	5,845,503
Emerson Electric	12,465	1,831,857
FedEx	21,446	6,910,974
United Rentals	2,122	1,659,531
Waste Management	7,460	1,657,910
		27,726,900
INFORMATION TECHNOLOGY — 14.1%
Cisco Systems	67,823	5,311,897
Hewlett Packard Enterprise	149,055	3,207,664
Intel *	21,305	990,043
International Business Machines	19,527	5,988,931
Micron Technology	29,771	12,351,393
Microsoft	4,015	1,727,614
Motorola Solutions	4,950	1,992,573
QUALCOMM	26,688	4,045,634
Sandisk *	2,114	1,218,193
Seagate Technology Holdings PLC	3,941	1,606,706
Texas Instruments	24,567	5,295,417
Western Digital	8,180	2,046,881
		45,782,946
MATERIALS — 3.9%
Linde PLC	6,684	3,054,387
Newmont	29,299	3,291,743
Pan American Silver	15,443	843,188
Steel Dynamics	30,326	5,445,640
		12,634,958
REAL ESTATE — 3.2%
Jones Lang LaSalle *	15,004	5,370,082
Kilroy Realty ‡	26,845	925,615
Omega Healthcare Investors ‡	96,545	4,236,395
		10,532,092
UTILITIES — 5.9%
Entergy	49,381	4,735,144
FirstEnergy	105,129	4,976,807
Fortis	75,601	4,031,801
National Fuel Gas	34,020	2,849,175
NRG Energy	17,584	2,683,846
		19,276,773
Total Common Stock
(Cost $248,504,346)		322,958,189

Total Investments in Securities— 99.4%
(Cost $248,504,346)		$322,958,189

Percentages are based on Net Assets of $324,989,904.

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2026
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-2200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.9%#
	Shares	Value
COMMUNICATION SERVICES — 14.0%
Alphabet, Cl A	39,048	$13,198,224
Alphabet, Cl C	33,875	11,467,704
Meta Platforms, Cl A	14,716	10,544,014
Netflix *	28,339	2,366,023
Walt Disney	16,318	1,840,670
		39,416,635
CONSUMER DISCRETIONARY — 6.8%
AutoZone *	510	1,889,188
Darden Restaurants	11,292	2,251,060
DoorDash, Cl A *	8,451	1,729,244
Hyatt Hotels, Cl A	4,662	728,997
Tesla *	20,034	8,622,834
TJX	16,391	2,455,536
Viking Holdings *	22,656	1,634,630
		19,311,489
CONSUMER STAPLES — 4.9%
Coca-Cola	38,611	2,888,489
Costco Wholesale	2,987	2,808,527
Monster Beverage *	24,915	2,012,135
Procter & Gamble	17,265	2,620,309
Walmart	29,140	3,471,740
		13,801,200
ENERGY — 0.6%
Baker Hughes, Cl A	33,074	1,853,467

FINANCIALS — 12.4%
Allstate	6,484	1,290,251
American Express	6,775	2,385,952
Bank of New York Mellon	22,146	2,655,748
Berkshire Hathaway, Cl B *	5,901	2,835,608
Evercore, Cl A	6,338	2,239,025
Goldman Sachs Group	2,987	2,794,070
JPMorgan Chase	20,179	6,172,554
Mastercard, Cl A	6,702	3,610,971
Morgan Stanley	12,474	2,280,247
Progressive	11,583	2,409,264
Toast, Cl A *	29,286	911,087
Visa, Cl A	16,537	5,322,103
		34,906,880
HEALTH CARE — 2.6%
Boston Scientific *	23,312	2,180,371
Gilead Sciences	12,312	1,747,688
Insulet *	4,517	1,155,494
Intuitive Surgical *	4,298	2,167,138
		7,250,691
INDUSTRIALS — 9.6%
API Group *	20,908	869,146
ATI *	14,934	1,796,560
Builders FirstSource *	8,086	925,038
Caterpillar	5,537	3,639,802
Cummins	5,027	2,909,728
Deere	1,238	653,664
EMCOR Group	2,331	1,680,022
GE Vernova	3,133	2,275,717
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
General Electric	11,729	$3,598,340
Mueller Industries	15,371	2,092,608
Uber Technologies *	31,908	2,554,235
United Rentals	1,748	1,367,041
Waste Management	12,312	2,736,219
		27,098,120
INFORMATION TECHNOLOGY — 43.7%
Accenture PLC, Cl A	3,205	844,966
Adobe *	4,444	1,303,203
Advanced Micro Devices *	11,365	2,690,436
Apple	105,268	27,314,941
AppLovin, Cl A *	1,530	723,858
Arista Networks *	11,875	1,683,163
Broadcom	34,822	11,536,529
Cisco Systems	10,928	855,881
Cloudflare, Cl A *	5,391	956,094
CyberArk Software *	3,497	1,506,613
Intuit	3,497	1,744,723
KLA	823	1,175,195
Lam Research	7,795	1,819,821
Marvell Technology	21,928	1,730,558
Microsoft	54,128	23,290,737
NVIDIA	161,509	30,869,215
ON Semiconductor *	23,895	1,431,072
Oracle	11,073	1,822,394
Palantir Technologies, Cl A *	11,000	1,612,490
Palo Alto Networks *	4,517	799,373
Salesforce	11,729	2,489,949
ServiceNow *	6,921	809,826
Snowflake, Cl A *	5,027	968,703
Texas Instruments	9,980	2,151,189
Twilio, Cl A *	11,146	1,342,647
		123,473,576
MATERIALS — 1.3%
Amrize LTD *	24,696	1,299,503
Ecolab	8,742	2,465,157
		3,764,660
REAL ESTATE — 2.2%
CBRE Group, Cl A *	10,709	1,824,064
Simon Property Group ‡	13,259	2,536,579
Welltower ‡	9,252	1,742,707
		6,103,350
UTILITIES — 0.8%
Entergy	23,093	2,214,388

Total Common Stock
(Cost $167,495,245)		279,194,456

Total Investments in Securities— 98.9%
(Cost $167,495,245)		$279,194,456

Percentages are based on Net Assets of $282,284,117.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2026
(Unaudited)

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-003-2200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.5%
	Shares	Value
COMMUNICATION SERVICES — 1.2%
IMAX *	63,054	$2,201,215

CONSUMER DISCRETIONARY — 10.2%
Boot Barn Holdings *	11,476	2,048,237
Cheesecake Factory	32,623	1,890,829
Garrett Motion	126,237	2,277,315
Laureate Education, Cl A *	75,623	2,593,869
National Vision Holdings *	83,458	2,199,118
Phinia	44,099	3,138,526
Six Flags Entertainment *	116,107	2,091,087
TRI Pointe Group *	56,349	1,879,239
Warby Parker, Cl A *	22,021	561,756
		18,679,976
CONSUMER STAPLES — 2.8%
BellRing Brands *	36,493	907,581
Dole PLC	112,956	1,799,389
United Natural Foods *	60,991	2,270,695
		4,977,665
ENERGY — 5.7%
Excelerate Energy, Cl A	64,086	2,393,612
International Seaways	42,939	2,561,311
Liberty Energy, Cl A	120,435	2,968,723
PBF Energy, Cl A	19,354	647,585
Uranium Energy *	37,652	649,120
Weatherford International PLC	12,520	1,177,882
		10,398,233
FINANCIALS — 18.3%
Bowhead Specialty Holdings *	63,183	1,551,775
Bread Financial Holdings	18,310	1,328,207
Civista Bancshares	77,228	1,863,512
Enterprise Financial Services	17,624	1,010,736
Essent Group	14,829	933,041
Fidelis Insurance Holdings	66,665	1,269,302
First Financial	27,078	1,764,403
FirstCash Holdings	13,668	2,330,394
Hamilton Insurance Group, Cl B *	82,267	2,282,909
Hancock Whitney	38,555	2,652,584
Metropolitan Bank Holding	25,789	2,388,061
Moelis, Cl A	26,821	1,922,261
OFG Bancorp	22,947	924,764
Old Second Bancorp	120,435	2,389,430
Piper Sandler	7,866	2,724,389
Popular	9,929	1,325,819
Shore Bancshares	95,612	1,813,760
Valley National Bancorp	226,041	2,816,471
		33,291,818
HEALTH CARE — 17.0%
Adaptive Biotechnologies *	124,303	2,299,605
ARS Pharmaceuticals *	118,372	1,182,536
Axsome Therapeutics *	17,923	3,302,313
Bioventus, Cl A *	262,661	2,082,902
CG oncology *	16,118	838,942
Denali Therapeutics *	44,357	964,321
Edgewise Therapeutics *	35,010	985,532
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Guardant Health *	21,792	$2,485,160
Ideaya Biosciences *	30,044	967,116
Kymera Therapeutics *	11,668	848,147
Madrigal Pharmaceuticals *	3,353	1,640,656
Merit Medical Systems *	23,984	1,944,863
Mirum Pharmaceuticals *	17,665	1,823,381
Newamsterdam Pharma *	29,400	914,928
RadNet *	39,328	2,756,893
Revolution Medicines *	10,960	1,062,572
Rhythm Pharmaceuticals *	9,336	957,127
Twist Bioscience *	20,875	857,336
Vericel *	31,334	1,127,397
Viridian Therapeutics *	52,610	1,736,130
		30,777,857
INDUSTRIALS — 15.1%
Atmus Filtration Technologies	22,823	1,323,049
Blue Bird *	15,602	784,937
Brink's	23,855	3,030,539
Copa Holdings, Cl A	16,634	2,268,878
GATX	2,321	422,213
Granite Construction	23,597	2,849,102
IES Holdings *	7,221	2,746,074
JBT Marel	3,522	554,046
Limbach Holdings *	15,216	1,308,272
LSI Industries	95,677	2,115,418
Maximus	24,500	2,313,780
SkyWest *	20,373	1,966,402
Standex International	10,316	2,475,840
TAT Technologies *	9,095	462,754
Willis Lease Finance	12,766	2,326,986
Zurn Elkay Water Solutions	10,702	493,469
		27,441,759
INFORMATION TECHNOLOGY — 14.0%
ACI Worldwide *	45,319	1,965,032
Amkor Technology	38,813	1,875,832
Applied Digital *	22,050	747,054
Belden	20,760	2,439,508
Daktronics *	86,946	2,012,800
DigitalOcean Holdings *	43,615	2,409,729
Fastly, Cl A *	127,914	1,183,205
Intapp *	34,299	1,164,451
Red Violet	18,119	824,052
Semtech *	34,064	2,716,604
SoundHound AI, Cl A *	79,559	673,069
TTM Technologies *	15,773	1,548,908
Viavi Solutions *	135,135	3,305,402
Workiva, Cl A *	32,521	2,504,767
		25,370,413
MATERIALS — 4.8%
Coeur Mining *	80,075	1,636,733
Constellium, Cl A *	116,180	2,610,565
FMC	30,546	482,627
NewMarket	1,161	778,787
O-I Glass, Cl I *	151,382	2,313,117

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Tronox Holdings PLC, Cl A	132,814	$804,853
		8,626,682
REAL ESTATE — 6.1%
American Healthcare REIT ‡	58,670	2,752,210
CareTrust ‡	50,289	1,877,791
Cushman & Wakefield *	158,216	2,601,071
Newmark Group, Cl A	82,009	1,462,220
Opendoor Technologies *	40,817	210,208
Tanger ‡	67,825	2,219,234
		11,122,734
UTILITIES — 3.3%
National Fuel Gas	24,371	2,041,071
Southwest Gas Holdings	20,502	1,697,976
Spire	26,950	2,277,005
		6,016,052

Total Common Stock
(Cost $138,010,026)		178,904,404

RIGHT — 0.0%

	Number Of Rights
Blueprint Medicines*‡‡	4,287	—

Total Rights
(Cost $–)		—

Total Investments in Securities— 98.5%
(Cost $138,010,026)		$178,904,404

Percentages are based on Net Assets of $181,566,322.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-005-2200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%#
	Shares	Value
COMMUNICATION SERVICES — 11.7%
Advantage Solutions *	474	$512
Alphabet, Cl A	29,975	10,131,550
Alphabet, Cl C	24,058	8,144,355
AMC Entertainment Holdings, Cl A *	2,574	3,578
AMC Networks, Cl A *	152	1,172
Angi, Cl A *	187	2,424
Anterix *	62	1,628
Arena Group Holdings *	145	564
Array Digital Infrastructure	76	3,662
AST SpaceMobile, Cl A *	1,103	122,665
AT&T	36,933	968,014
Atlanta Braves Holdings, Cl A *	49	2,157
Atlanta Braves Holdings, Cl C *	188	7,507
ATN International	50	1,210
Bandwidth, Cl A *	136	1,900
Boston Omaha, Cl A *	117	1,429
Bumble, Cl A *	350	1,173
Cable One	23	1,863
Cardlytics *	245	237
Cargurus, Cl A *	413	13,381
Cars.com *	295	3,351
Charter Communications, Cl A *	464	95,640
Cinemark Holdings	517	12,243
Clear Channel Outdoor Holdings, Cl A *	1,321	2,761
Cogent Communications Holdings	242	5,881
Comcast, Cl A	18,911	562,602
DHI Group *	197	343
DoubleVerify Holdings *	725	7,844
EchoStar, Cl A *	687	77,782
Electronic Arts	1,291	263,261
Entravision Communications, Cl A	282	849
Eventbrite, Cl A *	365	1,613
EverQuote, Cl A *	139	3,155
EW Scripps, Cl A *	460	1,541
Fox	963	70,087
Fox, Cl B	711	46,620
fuboTV, Cl A *	1,694	3,778
GCI Liberty, Cl A *	17	637
GCI Liberty, Cl C *	126	4,661
Getty Images Holdings *	645	845
Globalstar *	246	15,187
Gogo *	392	1,799
Gray Media	425	1,917
IAC *	338	12,489
Ibotta, Cl A *	87	1,797
IDT, Cl B	103	5,009
iHeartMedia *	541	1,753
IMAX *	220	7,680
Iridium Communications	459	9,143
John Wiley & Sons, Cl A	191	5,965
Liberty Broadband, Cl A *	83	3,986
Liberty Broadband, Cl C *	598	28,770
COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Media -Liberty Formula One, Cl A *	120	$9,563
Liberty Media -Liberty Formula One, Cl C *	1,094	95,200
Lionsgate Studios *	1,141	10,771
Live Nation Entertainment *	820	119,269
Lumen Technologies *	4,869	42,945
Madison Square Garden Entertainment, Cl A *	193	11,941
Madison Square Garden Sports *	91	25,803
Magnite *	703	10,172
Marcus	115	1,735
Match Group	1,236	38,501
MediaAlpha, Cl A *	147	1,504
Meta Platforms, Cl A	11,188	8,016,202
Millicom International Cellular	494	30,149
National CineMedia	308	1,112
Netflix *	21,755	1,816,325
New York Times, Cl A	803	58,868
News	1,942	52,492
News, Cl B	630	19,593
Newsmax, Cl B *	42	290
Nexstar Media Group, Cl A	147	31,220
Nextdoor Holdings *	1,105	2,166
NII Holdings *(A)	46	—
Omnicom Group	1,633	125,798
Optimum Communications, Cl A *	1,304	1,995
Pinterest, Cl A *	2,928	64,797
Playstudios *	442	280
Playtika Holding	359	1,300
PubMatic, Cl A *	187	1,358
QuinStreet *	272	3,615
Reddit, Cl A *	620	111,767
ROBLOX, Cl A *	3,134	206,092
Roku, Cl A *	669	63,689
Rumble *	445	2,532
Scholastic	88	3,077
Shenandoah Telecommunications	243	2,884
Shutterstock	122	2,422
Sinclair	192	2,786
Sirius XM Holdings	919	18,702
Skillz, Cl A *	10	37
Snap, Cl A *	5,606	38,850
Sphere Entertainment *	138	13,180
Spok Holdings	91	1,253
Spotify Technology *	691	345,742
Stagwell, Cl A *	497	2,987
Starz Entertainment *	64	639
System1 *	8	30
Take-Two Interactive Software *	923	203,337
Teads Holding *	169	114
TEGNA	804	15,404
Telephone and Data Systems	451	20,354
Thryv Holdings *	205	986
TKO Group Holdings, Cl A	348	70,498
T-Mobile US	2,473	487,700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Trade Desk, Cl A *	2,289	$69,425
TripAdvisor *	553	7,349
Trump Media & Technology Group *	803	10,262
Uniti Group *	1,191	9,907
Urban One *	8	67
Urban One, Cl A *	2	31
USA TODAY *	701	4,150
Verizon Communications	19,960	888,619
Versant Media Group *	757	24,650
Vivid Seats, Cl A *	17	121
Walt Disney	9,293	1,048,250
Warner Bros Discovery *	12,100	333,234
Warner Music Group, Cl A	727	21,795
Yelp, Cl A *	308	8,433
Ziff Davis *	203	7,759
ZipRecruiter, Cl A *	301	740
ZoomInfo Technologies, Cl A *	1,309	10,537
		35,327,325
CONSUMER DISCRETIONARY — 7.7%
1-800-Flowers.com, Cl A *	124	536
Abercrombie & Fitch, Cl A *	238	23,236
Academy Sports & Outdoors	332	18,263
Acushnet Holdings	138	13,378
Adient PLC *	404	8,403
ADT	2,719	21,752
Adtalem Global Education *	183	18,950
Advance Auto Parts	299	14,355
Airbnb, Cl A *	1,987	257,058
Allbirds, Cl A *	25	98
American Axle & Manufacturing Holdings *	553	4,407
American Eagle Outfitters	775	18,065
American Public Education *	77	3,217
America's Car-Mart *	35	900
Aptiv PLC *	1,112	84,234
Aramark	1,346	51,808
Arhaus, Cl A *	258	2,626
Arko	278	1,476
Asbury Automotive Group *	99	23,216
AutoNation *	176	36,076
AutoZone *	86	318,569
BARK *	590	525
Barnes & Noble Education *	104	931
Bath & Body Works	1,059	23,086
Beazer Homes USA *	140	3,020
Bed Bath & Beyond *	329	1,944
Best Buy	1,010	65,751
Biglari Holdings, Cl B *	3	1,125
BJ's Restaurants *	108	4,517
Bloomin' Brands	372	2,232
Booking Holdings	166	830,305
Boot Barn Holdings *	157	28,021
BorgWarner	1,112	52,720
Bright Horizons Family Solutions *	291	26,955
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Brinker International *	226	$35,645
Brunswick	333	26,713
Buckle	158	7,473
Build-A-Bear Workshop, Cl A	62	3,700
Burlington Stores *	324	95,859
Caleres	163	1,992
Callaway Golf *	596	8,553
Camping World Holdings, Cl A	293	3,865
Capri Holdings *	585	13,203
CarMax *	756	33,672
Carnival *	5,388	161,748
CarParts.com *	277	142
Carriage Services, Cl A	66	2,832
Carter's	179	6,195
Carvana, Cl A *	684	274,359
Cato, Cl A *	74	226
Cava Group *	513	31,098
Cavco Industries *	40	19,681
Century Communities	130	8,187
Champion Homes *	284	22,260
Cheesecake Factory	231	13,389
Chegg *	511	393
Chewy, Cl A *	1,132	32,953
Children's Place *	34	137
Chipotle Mexican Grill, Cl A *	6,883	267,542
Choice Hotels International	129	13,261
Citi Trends *	24	1,036
Clarus	145	555
Columbia Sportswear	129	7,131
Cooper-Standard Holdings *	84	2,635
Coursera *	681	4,127
Cracker Barrel Old Country Store	110	3,313
Cricut, Cl A	238	1,064
Crocs *	272	22,826
Dana	658	19,016
Darden Restaurants	599	119,411
Dave & Buster's Entertainment *	135	2,534
Deckers Outdoor *	761	90,818
Designer Brands, Cl A	172	1,090
Destination XL Group *	222	152
Dick's Sporting Goods	330	66,660
Dillard's, Cl A	14	8,506
Dine Brands Global	75	2,579
Domino's Pizza	160	65,653
DoorDash, Cl A *	1,810	370,362
Dorman Products *	138	17,140
DR Horton	1,372	204,208
Dream Finders Homes, Cl A *	141	2,593
Driven Brands Holdings *	295	4,587
Duluth Holdings, Cl B *	60	145
Duolingo, Cl A *	200	26,812
Dutch Bros, Cl A *	634	34,483
eBay	2,357	215,006
El Pollo Loco Holdings *	120	1,216
Escalade	44	640
Ethan Allen Interiors	119	2,729

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Etsy *	481	$25,474
European Wax Center, Cl A *	123	483
EVgo, Cl A *	642	1,932
Expedia Group	604	159,963
Figs, Cl A *	433	4,681
First Watch Restaurant Group *	272	4,349
Five Below *	278	53,276
Floor & Decor Holdings, Cl A *	553	36,476
Ford Motor	20,174	280,015
Fox Factory Holding *	192	3,533
Frontdoor *	374	22,107
Funko, Cl A *	180	731
GameStop, Cl A *	1,920	45,850
Gap	1,273	35,619
Garmin	852	171,797
Garrett Motion	786	14,179
General Motors	4,816	404,544
Genesco *	49	1,418
Gentex	1,131	26,024
Gentherm *	150	4,794
Genuine Parts	716	99,517
G-III Apparel Group	181	5,312
Global Business Travel Group I *	825	5,651
Gold.com	89	4,615
Goodyear Tire & Rubber *	1,380	12,986
GoPro, Cl A *	579	672
Graham Holdings, Cl B	16	18,666
Grand Canyon Education *	143	24,859
Green Brick Partners *	154	10,686
Group 1 Automotive	64	22,673
Groupon, Cl A *	125	1,769
GrowGeneration *	274	359
H&R Block	651	25,682
Hamilton Beach Brands Holding, Cl A	26	496
Harley-Davidson	608	12,038
Hasbro	682	60,910
Haverty Furniture	67	1,696
Helen of Troy *	113	1,871
Hilton Grand Vacations *	349	15,743
Hilton Worldwide Holdings	1,178	351,645
Holley *	394	1,517
Home Depot	5,143	1,926,516
Hooker Furnishings	53	703
Hovnanian Enterprises, Cl A *	22	2,478
Hyatt Hotels, Cl A	210	32,838
Installed Building Products	119	34,289
iRobot *	146	8
J Jill	35	546
Jack in the Box	92	1,929
JAKKS Pacific	42	767
Johnson Outdoors, Cl A	23	1,044
KB Home	280	16,111
KinderCare Learning *	160	747
Kohl's	543	9,486
Kontoor Brands	276	16,485
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Krispy Kreme	405	$1,276
Kura Sushi USA, Cl A *	32	2,138
Lands' End *	57	1,012
Latham Group *	274	1,723
Laureate Education, Cl A *	644	22,089
La-Z-Boy, Cl Z	203	7,391
LCI Industries	118	17,309
Lear	274	32,083
Legacy Housing *	41	851
Leggett & Platt	662	7,726
Lennar, Cl A	1,101	120,394
Lennar, Cl B	48	4,860
Leslie's *	28	39
Levi Strauss, Cl A	508	10,099
LGI Homes *	101	5,061
Liberty Live Holdings, Cl A *	100	8,044
Liberty Live Holdings, Cl C *	270	22,297
Life Time Group Holdings *	688	20,069
Lifetime Brands	65	205
Lincoln Educational Services *	135	3,599
Lindblad Expeditions Holdings *	186	3,101
Lithia Motors, Cl A	123	39,783
LKQ	1,322	43,428
Lovesac *	67	892
Lowe's	2,896	773,406
Lucid Group, Cl A *	633	7,005
Lucky Strike Entertainment	67	543
Lululemon Athletica *	553	96,499
Luminar Technologies, Cl A *	301	24
M/I Homes *	127	16,980
Macy's	1,319	26,406
Malibu Boats, Cl A *	94	3,055
Marine Products	48	464
MarineMax *	94	2,541
Marriott International, Cl A	1,127	355,343
Marriott Vacations Worldwide	159	8,635
MasterCraft Boat Holdings *	79	1,701
Mattel *	1,594	33,299
Matthews International, Cl A	147	3,865
McDonald's	3,689	1,162,035
Meritage Homes	362	25,163
Mister Car Wash *	505	2,803
Mohawk Industries *	265	31,371
Monro	142	2,658
Movado Group	75	1,710
Murphy USA	91	38,448
Nathan's Famous	13	1,315
National Vision Holdings *	390	10,277
Nerdy *	264	259
NIKE, Cl B	6,069	375,125
Noodles, Cl A *	181	120
Norwegian Cruise Line Holdings *	2,341	51,408
NVR *	14	106,900
Ollie's Bargain Outlet Holdings *	316	34,858
On Holding, Cl A *	1,181	53,440
OneSpaWorld Holdings	499	9,805

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
OneWater Marine, Cl A *	59	$784
O'Reilly Automotive *	4,352	428,280
Outdoor Holding *	439	716
Oxford Industries	72	2,653
Papa John's International	156	5,487
Patrick Industries	165	20,818
Peloton Interactive, Cl A *	2,004	11,202
Penske Automotive Group	90	14,111
Perdoceo Education	319	10,218
Petco Health & Wellness, Cl A *	394	1,060
PetMed Express *	98	313
Phinia	187	13,309
Planet Fitness, Cl A *	432	39,329
Polaris	265	16,918
Pool	169	42,941
Portillo's, Cl A *	334	1,887
PulteGroup	1,001	125,215
Purple Innovation, Cl A *	280	193
Pursuit Attractions and Hospitality *	105	3,647
PVH	239	14,904
QuantumScape, Cl A *	2,293	20,293
QVC Group *	40	425
Ralph Lauren, Cl A	194	68,562
RealReal *	470	6,895
Revolve Group, Cl A *	202	5,585
RH *	77	15,310
RideNow Group, Cl B *	74	363
Rivian Automotive, Cl A *	4,580	67,555
Rocky Brands	35	1,127
Ross Stores	1,645	310,329
Royal Caribbean Cruises	1,239	402,241
Sabre *	1,913	2,487
Sally Beauty Holdings *	494	7,519
Savers Value Village *	188	1,948
Serve Robotics *	305	3,181
Service International	706	56,784
Shake Shack, Cl A *	193	17,094
SharkNinja *	402	47,516
Shoe Carnival	88	1,677
Signet Jewelers	198	18,270
Six Flags Entertainment *	464	8,357
Sleep Number *	103	1,199
Smith Douglas Homes, Cl A *	41	740
Solid Power *	710	3,181
Somnigroup International	1,044	91,715
Sonic Automotive, Cl A	71	4,257
Sonos *	593	8,510
Sportsman's Warehouse Holdings *	177	242
Standard Motor Products	105	4,193
Starbucks	5,868	539,563
Stellantis	9,656	95,305
Steven Madden	358	15,709
Stitch Fix, Cl A *	547	2,626
Stoneridge *	137	901
Strategic Education	111	9,437

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Strattec Security *	19	$1,503
Stride *	214	18,104
Superior Group of	53	528
Sweetgreen, Cl A *	490	3,009
Tapestry	1,074	136,301
Target Hospitality *	164	1,130
Taylor Morrison Home, Cl A *	491	29,926
Tesla *	15,041	6,473,797
Texas Roadhouse, Cl A	342	61,512
Thor Industries	258	28,862
ThredUp, Cl A *	486	2,469
Tile Shop Holdings *	78	257
Tilly's, Cl A *	72	106
TJX	5,736	859,310
Toll Brothers	495	71,523
TopBuild *	145	67,867
Torrid Holdings *	151	174
Tractor Supply	2,732	139,004
Traeger *	305	336
Travel + Leisure	319	22,183
TRI Pointe Group *	418	13,940
Udemy *	476	2,290
Ulta Beauty *	231	149,540
Under Armour, Cl A *	949	5,855
Under Armour, Cl C *	591	3,587
United Parks & Resorts *	134	5,045
Universal Technical Institute *	252	7,013
Upbound Group, Cl A	265	5,009
Urban Outfitters *	332	23,522
Vail Resorts	184	24,485
Valvoline *	654	21,399
Vera Bradley *	88	211
VF	1,983	38,847
Victoria's Secret *	408	22,240
Viking Holdings *	901	65,007
Visteon	135	12,266
Warby Parker, Cl A *	500	12,755
Wayfair, Cl A *	530	54,850
Wendy's	791	6,162
Weyco Group	29	917
Whirlpool	288	23,037
Williams-Sonoma	624	127,702
Wingstop	144	38,222
Winmark	16	7,211
Winnebago Industries	136	6,244
Wolverine World Wide	402	7,123
Wyndham Hotels & Resorts	382	27,806
XPEL *	120	6,181
Xponential Fitness, Cl A *	118	937
YETI Holdings *	406	18,558
Yum! Brands	1,432	222,676
Zumiez *	66	1,624
		23,454,588
CONSUMER STAPLES — 4.6%
Albertsons, Cl A	2,014	33,533

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Alico	29	$1,198
Andersons	163	10,104
Archer-Daniels-Midland	2,466	165,986
B&G Foods	388	1,696
Beauty Health *	366	549
BellRing Brands *	627	15,593
Beyond Meat *	1,880	1,435
BJ's Wholesale Club Holdings *	676	62,489
Boston Beer, Cl A *	38	8,118
BRC, Cl A *	389	322
Brown-Forman, Cl A	217	6,039
Brown-Forman, Cl B	1,520	41,602
Bunge Global	855	97,367
Calavo Growers	84	2,137
Cal-Maine Foods	212	17,708
Campbell's	1,012	28,316
Casey's General Stores	191	115,842
Celsius Holdings *	961	50,433
Central Garden & Pet *	39	1,319
Central Garden & Pet, Cl A *	250	7,668
Chefs' Warehouse *	184	11,574
Clorox	627	70,719
Coca-Cola	18,221	1,363,113
Coca-Cola Consolidated	292	44,402
Colgate-Palmolive	4,167	376,238
Conagra Brands	2,456	45,461
Constellation Brands, Cl A	706	110,630
Costco Wholesale	2,286	2,149,412
Coty, Cl A *	1,855	5,880
Darling Ingredients *	772	35,250
Dole PLC	354	5,639
Dollar General	1,134	162,650
Dollar Tree *	981	115,356
Edgewell Personal Care	231	4,495
elf Beauty *	285	24,222
Energizer Holdings	341	7,444
Estee Lauder, Cl A	1,083	124,848
Flowers Foods	985	11,259
Fresh Del Monte Produce	197	7,813
Freshpet *	243	16,937
General Mills	2,747	127,076
Grocery Outlet Holding *	471	4,489
Hain Celestial Group *	446	540
Herbalife *	505	8,706
Hershey	752	146,452
HF Foods Group *	206	393
Honest *	456	1,126
Hormel Foods	1,502	36,964
Ingles Markets, Cl A	73	5,465
Ingredion	329	38,855
Interparfums	92	8,976
J&J Snack Foods	79	7,505
JM Smucker	527	55,261
John B Sanfilippo & Son	45	3,640
Kenvue	9,809	170,677
Keurig Dr Pepper	6,656	182,641
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Kimberly-Clark	1,712	$171,183
Kraft Heinz	4,410	104,693
Kroger	3,127	196,532
Lamb Weston Holdings	714	32,794
Lifeway Foods *	25	551
Limoneira	83	1,195
Mama's Creations *	183	2,763
Maplebear *	1,007	37,420
Marzetti	99	16,985
McCormick	1,308	80,874
Medifast *	52	595
MGP Ingredients	74	1,843
Mission Produce *	208	2,800
Molson Coors Beverage, Cl B	850	40,834
Mondelez International, Cl A	6,653	389,001
Monster Beverage *	3,606	291,221
National Beverage *	119	4,056
Natural Grocers by Vitamin Cottage	62	1,694
Nature's Sunshine Products *	68	1,715
Niagen Bioscience *	248	1,486
Nu Skin Enterprises, Cl A	239	2,536
Oil-Dri Corp of America	51	3,088
Olaplex Holdings *	438	692
PepsiCo	7,060	1,084,628
Performance Food Group *	774	73,878
Pilgrim's Pride	210	9,108
Post Holdings *	245	25,066
PriceSmart	128	18,203
Primo Brands, Cl A	1,307	24,755
Procter & Gamble	12,082	1,833,685
Reynolds Consumer Products	272	6,302
Seaboard	1	5,082
Seneca Foods, Cl A *	24	2,864
Simply Good Foods *	460	8,634
Spectrum Brands Holdings	117	7,454
Sprouts Farmers Market *	500	35,455
Sysco	2,470	207,109
Target	2,343	247,116
Tootsie Roll Industries	86	3,258
TreeHouse Foods *	220	5,421
Tyson Foods, Cl A	1,454	94,990
United Natural Foods *	293	10,908
US Foods Holding *	1,156	96,665
USANA Health Sciences *	54	1,172
Utz Brands	353	3,721
Village Super Market, Cl A	45	1,605
Vita Coco *	238	12,697
Vital Farms *	170	4,836
Waldencast PLC, Cl A *	222	402
Walmart	22,324	2,659,681
WD-40	68	15,724
Weis Markets	68	4,838
Westrock Coffee *	268	1,294
Zevia PBC, Cl A *	195	361
		14,055,025

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — 3.7%
Aemetis *	295	$451
Amplify Energy *	195	979
Antero Midstream	1,698	31,956
Antero Resources *	1,492	54,264
APA	1,841	48,621
Archrock	882	26,098
Ardmore Shipping	194	2,506
Atlas Energy Solutions, Cl A	370	4,318
Baker Hughes, Cl A	5,096	285,580
Borr Drilling	1,104	5,167
Bristow Group *	125	5,495
Cactus, Cl A	343	19,287
California Resources	374	20,003
Calumet *	419	9,390
Centrus Energy, Cl A *	86	23,932
Cheniere Energy	1,086	229,711
Chevron	9,905	1,752,141
Chord Energy	293	29,370
Clean Energy Fuels *	821	1,806
CNX Resources *	688	26,694
Comstock Resources *	395	9,618
ConocoPhillips	6,451	672,388
Core Laboratories	168	3,283
Core Natural Resources	247	23,559
Coterra Energy	3,837	110,697
Crescent Energy, Cl A	1,215	11,866
CVR Energy *	151	3,434
Delek US Holdings	295	8,705
Devon Energy	3,257	130,964
DHT Holdings	670	9,601
Diamondback Energy	960	157,392
DMC Global *	94	808
Dorian LPG	198	5,847
DT Midstream	523	65,908
Empire Petroleum *	59	178
EOG Resources	2,815	315,646
EQT	3,205	185,025
Evolution Petroleum	148	583
Excelerate Energy, Cl A	118	4,407
Expand Energy	1,197	134,555
Expro Group Holdings *	503	8,053
Exxon Mobil	21,980	3,107,972
Flowco Holdings, Cl A	103	2,153
Forum Energy Technologies *	56	2,533
FutureFuel	132	434
Gevo *	1,158	2,270
Golar LNG	487	19,767
Granite Ridge Resources	361	1,812
Green Plains *	319	3,656
Gulfport Energy *	69	14,088
Halliburton	3,899	130,695
Helix Energy Solutions Group *	691	5,487
Helmerich & Payne	442	14,975
Hess Midstream, Cl A	675	23,942
HF Sinclair	825	42,892
HighPeak Energy	113	514
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Infinity Natural Resources, Cl A *	76	$1,207
Innovex International *	228	5,666
International Seaways	244	14,555
Kinder Morgan	10,014	305,327
Kinetik Holdings, Cl A	221	9,041
Kodiak Gas Services	334	14,031
Liberty Energy, Cl A	786	19,375
Lightbridge *	122	1,877
Magnolia Oil & Gas, Cl A	932	23,775
Mammoth Energy Services *	72	168
Marathon Petroleum	1,568	276,266
Matador Resources	592	26,782
Murphy Oil	693	20,852
Nabors Industries *	70	4,679
NACCO Industries, Cl A	17	837
National Energy Services Reunited *	274	5,392
Natural Gas Services Group	60	2,078
Navigator Holdings	133	2,465
New Fortress Energy, Cl A *	953	1,268
NextDecade *	884	4,676
Nine Energy Service *(A)	175	103
Noble PLC	651	23,189
Nordic American Tankers	1,016	4,227
Northern Oil & Gas	478	11,950
NOV	1,865	34,223
Occidental Petroleum	3,702	168,034
Oil States International *	282	2,389
ONEOK	3,247	257,130
OPAL Fuels, Cl A *	120	277
Ovintiv	1,310	56,946
Par Pacific Holdings *	243	9,171
Patterson-UTI Energy	1,861	14,013
PBF Energy, Cl A	414	13,852
Peabody Energy	624	22,002
Permian Resources, Cl A	3,766	60,746
Phillips 66	2,079	298,461
PrimeEnergy Resources *	1	183
ProPetro Holding *	432	4,964
Range Resources	1,209	45,761
Ranger Energy Services, Cl A	90	1,388
REX American Resources *	143	4,835
Riley Exploration Permian	70	1,964
Ring Energy *	891	1,060
RPC	502	3,338
Sable Offshore *	376	3,640
SandRidge Energy	158	2,504
Scorpio Tankers	226	14,378
SEACOR Marine Holdings *	114	762
Seadrill *	297	11,429
Select Water Solutions, Cl A	497	6,009
SLB	7,734	374,162
SM Energy	1,238	24,102
Solaris Energy Infrastructure, Cl A	211	11,645
Summit Midstream *	54	1,550

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Talos Energy *	633	$7,545
Targa Resources	1,095	220,073
Teekay	269	2,752
TETRA Technologies *	601	6,851
Texas Pacific Land	295	102,766
Tidewater *	213	13,310
Transocean *	5,131	25,501
Uranium Energy *	2,454	42,307
VAALCO Energy	508	2,611
Valaris *	294	16,973
Valero Energy	1,568	284,482
Venture Global, Cl A	515	5,047
Vitesse Energy	146	3,060
W&T Offshore	492	1,068
Weatherford International PLC	363	34,151
Williams	6,285	422,729
World Kinect	269	7,239
		11,242,645
FINANCIALS — 14.4%
1st Source	83	5,588
Abacus Global Management	207	1,542
Acacia Research *	168	669
Acadian Asset Management	138	7,648
ACNB	51	2,577
Adamas Trust ‡	422	3,376
Affiliated Managers Group	139	43,520
Affirm Holdings, Cl A *	1,315	79,295
AGNC Investment ‡	5,350	60,990
Alerus Financial	105	2,585
Allstate	1,338	266,249
Ally Financial	1,423	60,164
AlTi Global *	177	830
Amalgamated Financial	84	3,263
Amerant Bancorp, Cl A	205	4,449
American Coastal Insurance	108	1,193
American Express	2,532	891,694
American Financial Group	370	48,200
American International Group	2,854	213,708
Ameriprise Financial	486	256,214
Ameris Bancorp	335	27,008
AMERISAFE	93	3,498
Angel Oak Mortgage REIT ‡	95	852
Annaly Capital Management ‡	3,309	76,140
Aon PLC, Cl A	1,078	376,912
Apollo Commercial Real Estate Finance ‡	696	7,524
Apollo Global Management	2,078	279,574
Arbor Realty Trust ‡	913	7,030
Arch Capital Group *	1,837	176,425
Ares Commercial Real Estate ‡	257	1,339
Ares Management, Cl A	1,075	160,895
ARMOUR Residential REIT ‡	562	9,779
Arrow Financial	71	2,401
Arthur J Gallagher	1,316	328,171
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Artisan Partners Asset Management, Cl A	346	$15,404
Associated Banc-Corp	837	22,817
Assurant	259	61,676
Assured Guaranty	225	19,091
Atlantic Union Bankshares	726	28,190
Atlanticus Holdings *	27	1,394
Axis Capital Holdings	379	39,105
Axos Financial *	280	27,717
Bakkt, Cl A *	67	897
Baldwin Insurance Group, Cl A *	352	7,716
Banc of California	638	12,747
BancFirst	94	10,335
Banco Latinoamericano de Comercio Exterior, Cl E	145	7,028
Bancorp *	218	12,958
Bank First	48	6,698
Bank of America	35,057	1,865,032
Bank of Hawaii	198	14,806
Bank of Marin Bancorp	73	1,960
Bank of New York Mellon	3,629	435,190
Bank OZK	544	25,873
Bank7	20	889
BankUnited	376	17,849
Bankwell Financial Group	28	1,349
Banner	170	10,513
Bar Harbor Bankshares	78	2,645
BayCom	52	1,517
BCB Bancorp	77	608
Beacon Financial	420	11,901
Berkshire Hathaway, Cl B *	6,961	3,344,969
Better Home & Finance Holding *	43	1,303
BGC Group, Cl A	1,807	16,462
Blackrock	731	817,945
Blackstone, Cl A	3,770	536,923
Blackstone Mortgage Trust, Cl A ‡	788	15,169
Block, Cl A *	2,805	169,506
Blue Foundry Bancorp *	92	1,210
Blue Owl Capital, Cl A	3,316	45,230
Blue Ridge Bankshares	320	1,360
BOK Financial	107	13,904
Bowhead Specialty Holdings *	100	2,456
BRC Group Holdings *	90	752
Bread Financial Holdings	223	16,176
Bridgewater Bancshares *	103	1,979
Brighthouse Financial *	285	18,257
BrightSpire Capital, Cl A ‡	638	3,815
Brown & Brown	1,526	110,025
Burke & Herbert Financial Services	65	4,256
Business First Bancshares	140	3,944
Byline Bancorp	134	4,279
Cadence Bank	938	39,499
California BanCorp	121	2,177
Camden National	82	3,901
Cannae Holdings	225	3,242

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Cantaloupe *	314	$3,372
Capital Bancorp	56	1,720
Capital City Bank Group	65	2,714
Capital One Financial	3,243	709,970
Capitol Federal Financial	579	4,215
Carlyle Group	1,362	80,058
Carter Bankshares *	109	2,334
Cass Information Systems	64	2,877
Cathay General Bancorp	331	16,941
Cboe Global Markets	539	142,867
Central Pacific Financial	131	4,267
Charles Schwab	8,813	915,847
Chemung Financial	21	1,276
Chimera Investment ‡	405	5,002
ChoiceOne Financial Services	71	2,037
Chubb	1,886	583,830
Cincinnati Financial	793	127,586
Citigroup	9,482	1,097,162
Citizens & Northern	84	1,912
Citizens Financial Group	2,086	131,376
Citizens Financial Services	23	1,467
City Holding	70	8,616
Civista Bancshares	94	2,268
Claros Mortgage Trust *‡	596	1,633
CME Group, Cl A	1,858	537,073
CNB Financial	144	3,978
Coastal Financial *	64	6,130
Cohen & Steers	138	8,868
Coinbase Global, Cl A *	1,136	221,225
Colony Bankcorp	81	1,576
Columbia Banking System	1,532	45,098
Columbia Financial *	134	2,180
Comerica	654	57,990
Commerce Bancshares	733	38,583
Community Financial System	264	16,500
Community Trust Bancorp	78	4,813
Community West Bancshares	85	2,037
Compass Diversified Holdings	335	2,201
ConnectOne Bancorp	240	6,377
Consumer Portfolio Services *	46	397
Corebridge Financial	1,397	43,070
Corpay *	352	110,750
Crawford, Cl A	87	944
Credit Acceptance *	23	11,460
Cullen	313	43,138
Customers Bancorp *	158	12,485
CVB Financial	652	12,851
Dave *	58	9,494
Diamond Hill Investment Group	12	2,056
DigitalBridge Group	906	13,943
Dime Community Bancshares	212	7,212
Donegal Group, Cl A	85	1,587
Donegal Group, Cl B	4	66
Donnelley Financial Solutions *	126	6,521
Dynex Capital ‡	732	10,160
Eagle Bancorp	140	3,746
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
East West Bancorp	706	$80,795
Eastern Bankshares	1,128	23,107
Ellington Financial ‡	484	6,219
Employers Holdings	116	5,060
Enact Holdings	145	5,767
Encore Capital Group *	111	6,127
Enova International *	118	19,490
Enterprise Financial Services	178	10,208
Equitable Holdings	1,540	71,456
Equity Bancshares, Cl A	81	3,736
Erie Indemnity, Cl A	130	36,791
Esquire Financial Holdings	36	3,839
Essent Group	491	30,894
Euronet Worldwide *	202	14,604
Evercore, Cl A	186	65,708
Everest Group	214	70,894
EVERTEC	318	9,543
EZCORP, Cl A *	279	5,985
F&G Annuities & Life	184	5,431
FactSet Research Systems	193	49,091
Farmers & Merchants Bancorp	63	1,690
Farmers National Banc	178	2,310
FB Bancorp *	98	1,270
FB Financial	212	12,185
Federal Agricultural Mortgage, Cl C	46	7,788
Federated Hermes, Cl B	395	21,046
Fidelis Insurance Holdings	299	5,693
Fidelity D&D Bancorp	22	983
Fidelity National Financial	1,336	72,665
Fidelity National Information Services	2,675	147,794
Fifth Third Bancorp	3,399	170,698
Finance of America, Cl A *	28	652
Financial Institutions	98	3,228
Finwise Bancorp *	46	805
First American Financial	506	31,969
First Bancorp	203	11,760
First Bancorp	50	1,368
First BanCorp	791	17,497
First Bank	112	1,868
First Busey	431	10,627
First Business Financial Services	37	2,121
First Citizens BancShares, Cl A	47	97,270
First Commonwealth Financial	509	9,177
First Community Bankshares	85	3,062
First Financial	54	3,519
First Financial Bancorp	463	13,307
First Financial Bankshares	609	19,378
First Foundation *	365	2,292
First Hawaiian	619	16,434
First Horizon	2,590	63,429
First Internet Bancorp	40	872
First Interstate BancSystem, Cl A	437	15,500
First Merchants	283	11,252
First Mid Bancshares	103	4,336

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
FirstCash Holdings	199	$33,930
Firstsun Capital Bancorp *	73	2,882
Fiserv *	2,788	177,679
Five Star Bancorp	71	2,813
Flushing Financial	162	2,558
Flywire *	570	7,182
FNB	1,830	32,117
Forge Global Holdings *	49	2,196
Franklin BSP Realty Trust ‡	407	4,176
Franklin Resources	1,578	42,006
FS Bancorp	32	1,343
Fulton Financial	906	18,709
FVCBankcorp	76	1,151
GBank Financial Holdings *	44	1,431
GCM Grosvenor	261	2,955
Genworth Financial, Cl A *	2,022	16,864
German American Bancorp	175	7,362
Glacier Bancorp	669	33,905
Global Payments	1,245	89,316
Globe Life	415	58,191
GoHealth, Cl A *	44	95
Goldman Sachs Group	1,558	1,457,369
Goosehead Insurance, Cl A *	118	7,297
Granite Point Mortgage Trust ‡	222	473
Great Southern Bancorp	46	2,823
Green Dot, Cl A *	267	3,252
Greene County Bancorp	35	820
Greenlight Capital Re, Cl A *	119	1,651
Hagerty, Cl A *	166	2,093
Hamilton Insurance Group, Cl B *	236	6,549
Hamilton Lane, Cl A	205	28,954
Hancock Whitney	427	29,378
Hanmi Financial	149	3,959
Hanover Insurance Group	166	28,907
Hartford Insurance Group	1,435	193,811
HBT Financial	56	1,511
HCI Group	56	8,886
Heritage Commerce	296	3,768
Heritage Financial	168	4,336
Heritage Insurance Holdings *	119	3,102
Hilltop Holdings	215	8,052
Hingham Institution For Savings The	8	2,388
Hippo Holdings *	79	2,354
Home Bancorp	33	1,970
Home BancShares	957	27,657
HomeTrust Bancshares	73	3,148
Hope Bancorp	615	7,368
Horace Mann Educators	202	9,052
Horizon Bancorp	249	4,387
Houlihan Lokey, Cl A	281	47,298
Huntington Bancshares	7,979	139,475
Independent Bank	247	19,985
Independent Bank/MI	102	3,585
Interactive Brokers Group, Cl A	2,226	166,683
Intercontinental Exchange	2,940	510,913
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
International Bancshares	285	$19,847
International Money Express *	136	2,103
Invesco	2,263	61,757
Invesco Mortgage Capital ‡	333	2,860
Investors Title	7	1,816
Jack Henry & Associates	374	67,025
Jackson Financial, Cl A	353	41,979
James River Group Holdings	180	1,208
Janus Henderson Group PLC	635	30,563
Jefferies Financial Group	764	46,742
John Marshall Bancorp	62	1,280
JPMorgan Chase	14,042	4,295,307
Kearny Financial	284	2,212
Kemper	313	12,335
Kestrel Group *	38	451
KeyCorp	5,652	121,631
Kinsale Capital Group	114	45,130
KKR	3,522	402,424
KKR Real Estate Finance Trust ‡	271	2,244
Ladder Capital, Cl A ‡	565	6,198
Lakeland Financial	125	7,450
Lazard, Cl A	572	30,728
LCNB	64	1,095
Lemonade *	346	30,009
LendingClub *	560	9,470
LendingTree *	56	3,173
Lincoln National	971	40,403
LINKBANCORP	124	1,085
Live Oak Bancshares	177	7,073
loanDepot, Cl A *	473	1,031
Loews	880	92,902
LPL Financial Holdings	408	148,716
M&T Bank	784	173,711
Markel Group *	63	128,560
MarketAxess Holdings	187	31,646
MarketWise	10	167
Marqeta, Cl A *	1,997	8,248
Marsh & McLennan	2,528	475,744
Mastercard, Cl A	4,244	2,286,625
MBIA *	228	1,459
Mechanics Bancorp, Cl A	238	3,568
Medallion Financial	84	864
Mercantile Bank	79	4,106
Merchants Bancorp	106	4,395
Mercury General	134	11,737
Metrocity Bankshares	92	2,592
Metropolitan Bank Holding	49	4,537
MFA Financial REIT ‡	511	4,926
MGIC Investment	1,139	30,662
Mid Penn Bancorp	105	3,464
Middlefield Banc	39	1,308
Midland States Bancorp	103	2,354
MidWestOne Financial Group	76	3,520
Moelis, Cl A	379	27,163
Moody's	778	401,106
Morgan Stanley	6,212	1,135,554

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
MSCI, Cl A	375	$228,458
MVB Financial	57	1,610
Nasdaq	2,616	253,464
National Bank Holdings, Cl A	186	7,473
Navient	328	3,218
NB Bancorp	194	4,214
NBT Bancorp	257	11,419
NCR Atleos *	367	13,689
Nelnet, Cl A	78	10,288
NerdWallet, Cl A *	209	2,521
NewtekOne	113	1,524
Nexpoint Real Estate Finance ‡	38	561
NI Holdings *	33	449
Nicolet Bankshares	61	8,905
NMI Holdings, Cl A *	383	14,830
Northeast Bank	33	3,803
Northeast Community Bancorp	61	1,440
Northern Trust	942	140,763
Northfield Bancorp	182	2,242
Northpointe Bancshares	129	2,224
Northrim BanCorp	109	2,568
Northwest Bancshares	726	9,351
Norwood Financial	40	1,217
Oak Valley Bancorp	33	1,054
OceanFirst Financial	280	5,250
Octave Specialty Group *	220	1,247
OFG Bancorp	221	8,906
Old National Bancorp	1,775	43,363
Old Republic International	1,180	46,221
Old Second Bancorp	251	4,980
OneMain Holdings, Cl A	612	40,110
Onity Group *	30	1,357
Open Lending, Cl A *	500	895
Oportun Financial *	170	921
OppFi	135	1,285
Orange County Bancorp	52	1,603
Orchid Island Capital, Cl A ‡	763	5,951
Origin Bancorp	148	6,339
Orrstown Financial Services	91	3,278
Oscar Health, Cl A *	1,050	15,068
P10, Cl A	309	3,331
Palomar Holdings *	132	16,314
Park National	73	11,895
Parke Bancorp	53	1,447
Pathward Financial	81	7,314
Paymentus Holdings, Cl A *	200	5,346
Payoneer Global *	1,578	10,083
PayPal Holdings	4,813	253,597
Paysafe *	156	1,070
Paysign *	174	726
PCB Bancorp	57	1,279
Peapack-Gladstone Financial	80	2,538
PennyMac Financial Services	152	15,188
PennyMac Mortgage Investment Trust ‡	431	5,099
Peoples Bancorp	174	5,658
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Peoples Financial Services	45	$2,345
Perella Weinberg Partners, Cl A	308	6,871
Pinnacle Financial Partners	747	71,057
Pioneer Bancorp *	53	750
Piper Sandler	88	30,479
PJT Partners	116	20,071
Plumas Bancorp	32	1,604
PNC Financial Services Group	2,021	451,289
Ponce Financial Group *	102	1,712
Popular	342	45,667
PRA Group *	186	2,379
Preferred Bank	57	4,889
Primerica	166	43,665
Primis Financial	119	1,604
Principal Financial Group	1,127	106,749
Priority Technology Holdings *	121	715
ProAssurance *	255	6,176
PROG Holdings	192	6,228
Progressive	3,023	628,784
Prosperity Bancshares	471	32,504
Provident Financial Services	638	14,125
Prudential Financial	1,815	201,665
QCR Holdings	82	7,401
Radian Group	691	22,734
Raymond James Financial	920	152,591
RBB Bancorp	77	1,597
Ready Capital ‡	725	1,544
Red River Bancshares	23	1,910
Redwood Trust ‡	642	3,518
Regional Management	39	1,445
Regions Financial	4,589	130,787
Reinsurance Group of America, Cl A	340	68,935
Remitly Global *	841	11,118
RenaissanceRe Holdings	234	65,918
Renasant	469	17,686
Repay Holdings, Cl A *	346	1,208
Republic Bancorp, Cl A	47	3,413
Rithm Capital ‡	2,724	29,801
RLI	468	27,345
Robinhood Markets, Cl A *	3,947	392,648
Rocket, Cl A	4,861	87,153
Root, Cl A *	55	3,417
Ryan Specialty Holdings, Cl A	560	27,037
S&P Global	1,577	832,325
S&T Bancorp	190	8,102
Safety Insurance Group	74	5,824
Seacoast Banking Corp of Florida	483	16,152
SEI Investments	584	51,304
Selective Insurance Group	309	25,981
Selectquote *	680	966
ServisFirst Bancshares	257	21,035
Sezzle *	86	5,439
Shift4 Payments, Cl A *	337	19,896
Shore Bancshares	153	2,902
Sierra Bancorp	61	2,160

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Silvercrest Asset Management Group, Cl A	35	$516
Simmons First National, Cl A	719	14,617
SiriusPoint *	520	10,613
Skyward Specialty Insurance Group *	179	7,987
SLM	985	26,743
SmartFinancial	71	2,834
SoFi Technologies *	5,862	133,712
South Plains Financial	64	2,666
Southern First Bancshares *	38	2,088
Southern Missouri Bancorp	48	3,003
Southside Bancshares	143	4,603
SouthState	517	52,946
Starwood Property Trust ‡	1,792	32,131
State Street	1,377	180,194
Stellar Bancorp	231	8,579
StepStone Group, Cl A	379	26,792
Stewart Information Services	138	9,305
Stifel Financial	499	61,527
Stock Yards Bancorp	138	9,341
StoneX Group *	236	26,493
Strive, Cl B *	1,305	1,072
Sunrise Realty Trust ‡	49	461
Synchrony Financial	1,846	134,075
T Rowe Price Group	1,114	117,728
Texas Capital Bancshares *	232	23,471
TFS Financial	263	3,702
Third Coast Bancshares *	56	2,271
Timberland Bancorp	36	1,402
Tiptree	116	2,074
Toast, Cl A *	2,516	78,273
Tompkins Financial	64	5,128
Towne Bank	381	13,335
TPG, Cl A	666	39,234
TPG Mortgage Investment Trust ‡	153	1,316
TPG RE Finance Trust ‡	333	3,007
Tradeweb Markets, Cl A	599	61,739
Travelers	1,138	323,772
TriCo Bancshares	139	6,925
Triumph Financial *	113	7,129
Truist Financial	6,627	340,760
Trupanion *	158	5,054
TrustCo Bank NY	91	3,949
Trustmark	277	11,778
Two Harbors Investment ‡	517	5,930
UMB Financial	352	44,690
United Bankshares	716	30,308
United Community Banks	624	21,484
United Fire Group	91	3,271
Unity Bancorp	36	1,943
Universal Insurance Holdings	126	3,837
Univest Financial	139	4,606
Unum Group	831	63,131
Upstart Holdings *	422	16,564
US Bancorp	7,989	448,263
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
USCB Financial Holdings	58	$1,093
UWM Holdings	881	4,326
Valley National Bancorp	2,472	30,801
Velocity Financial *	55	1,116
Victory Capital Holdings, Cl A	283	19,960
Virtu Financial, Cl A	395	16,396
Virtus Investment Partners	32	5,224
Visa, Cl A	8,778	2,825,024
Voya Financial	496	38,023
WaFd	391	12,754
Walker & Dunlop	165	10,377
Washington Trust Bancorp	95	3,265
Waterstone Financial	76	1,390
Webster Financial	852	56,036
Wells Fargo	16,520	1,494,895
WesBanco	474	16,713
West Bancorporation	73	1,732
Westamerica Bancorporation	128	6,474
Western Alliance Bancorp	541	48,230
Western Union	1,585	14,851
WEX *	175	26,933
White Mountains Insurance Group	13	26,584
Willis Towers Watson PLC	501	159,052
Wintrust Financial	342	50,442
WisdomTree	672	10,886
World Acceptance *	15	1,819
WR Berkley	1,480	101,498
WSFS Financial	276	17,866
Zions Bancorp	752	45,052
		43,713,518
HEALTH CARE — 3.9%
Aardvark Therapeutics *	63	818
Absci *	670	2,003
Acadia Healthcare *	453	6,088
ACADIA Pharmaceuticals *	630	15,832
Accendra Health *	373	824
Accuray *	514	415
Aclaris Therapeutics *	527	1,850
Acrivon Therapeutics *	93	166
Actinium Pharmaceuticals *	153	177
Acumen Pharmaceuticals *	177	460
AdaptHealth, Cl A *	526	5,286
Adaptive Biotechnologies *	734	13,579
ADC Therapeutics *	555	2,004
Addus HomeCare *	91	9,417
ADMA Biologics *	1,192	20,622
Agenus *	158	449
Agilon Health *	1,532	1,275
Agios Pharmaceuticals *	288	7,903
AirSculpt Technologies *	77	229
Akebia Therapeutics *	1,268	1,788
Alector *	399	754
Align Technology *	362	59,017
Alignment Healthcare *	737	16,605

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Alkermes PLC *	840	$28,468
Alnylam Pharmaceuticals *	675	228,190
Alphatec Holdings *	572	8,483
Altimmune *	441	2,470
Alto Neuroscience *	121	1,873
Alumis *	383	9,387
Alvotech *	601	3,227
American Well, Cl A *	64	291
AMN Healthcare Services *	192	4,090
Amylyx Pharmaceuticals *	485	6,931
AnaptysBio *	98	4,646
Anavex Life Sciences *	418	1,965
AngioDynamics *	195	2,020
Anika Therapeutics *	69	637
Annexon *	512	3,195
Apellis Pharmaceuticals *	548	12,374
Apogee Therapeutics *	242	15,853
Applied Therapeutics *	629	65
Aquestive Therapeutics *	521	1,537
Arbutus Biopharma *	752	3,106
Arcellx *	283	19,332
Arcturus Therapeutics Holdings *	119	889
Arcus Biosciences *	342	7,196
Arcutis Biotherapeutics *	557	14,131
Ardelyx *	1,167	8,974
ArriVent Biopharma *	165	3,711
Arrowhead Pharmaceuticals *	683	47,352
ARS Pharmaceuticals *	276	2,757
Artivion *	226	9,214
Arvinas *	358	4,790
Astrana Health *	188	4,275
Atea Pharmaceuticals *	333	1,412
AtriCure *	242	8,937
aTyr Pharma *	473	418
Aura Biosciences *	243	1,361
Avadel Pharmaceuticals PLC *	485	10,452
Avanos Medical *	226	3,010
Aveanna Healthcare Holdings *	393	3,301
Avidity Biosciences *	678	49,202
Avita Medical *	132	582
Axogen *	220	7,667
Axsome Therapeutics *	213	39,245
Baxter International	2,650	53,185
Beam Therapeutics *	453	12,512
Beta Bionics *	200	2,766
Bicara Therapeutics *	207	3,478
BioCryst Pharmaceuticals *	1,169	7,691
Biohaven *	445	5,264
BioMarin Pharmaceutical *	984	55,635
Biomea Fusion *	304	340
Biote, Cl A *	124	259
Bioventus, Cl A *	176	1,396
Black Diamond Therapeutics *	210	523
Boston Scientific *	7,648	715,317
BrightSpring Health Services *	598	23,483
Bruker	532	23,562
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Butterfly Network, Cl A *	856	$3,390
C4 Therapeutics *	454	863
Cabaletta Bio *	438	1,126
Candel Therapeutics *	195	1,139
Cardinal Health	1,219	261,939
CareDx *	248	5,096
Caribou Biosciences *	436	615
Cartesian Therapeutics *	48	328
Cassava Sciences *	212	422
Castle Biosciences *	131	5,160
Catalyst Pharmaceuticals *	579	14,070
Celcuity *	195	21,337
Celldex Therapeutics *	334	8,216
Cencora, Cl A	961	345,210
Century Therapeutics *	244	464
Ceribell *	134	2,762
Certara *	607	5,336
Cerus *	904	2,106
CG oncology *	314	16,344
Chemed	75	32,035
Cibus, Cl A *	167	326
Claritev, Cl A *	46	1,249
ClearPoint Neuro *	133	1,720
Climb Bio *	143	639
Clover Health Investments, Cl A *	1,953	4,375
Codexis *	441	547
Cogent Biosciences *	676	24,275
Coherus Oncology *	527	1,138
Collegium Pharmaceutical *	153	7,026
Compass Therapeutics *	620	3,968
Concentra Group Holdings Parent	623	13,818
CONMED	155	5,950
Contineum Therapeutics, Cl A *	102	1,455
Corbus Pharmaceuticals Holdings *	60	496
CorMedix *	363	2,817
CorVel *	145	10,096
Corvus Pharmaceuticals *	325	6,727
Crinetics Pharmaceuticals *	476	23,771
Cross Country Healthcare *	156	1,454
CryoPort *	241	2,292
CVRx *	109	747
Cytek Biosciences *	553	2,765
Cytokinetics *	614	38,799
CytomX Therapeutics *	763	4,341
DaVita *	176	19,244
Day One Biopharmaceuticals *	384	4,285
Definitive Healthcare, Cl A *	136	316
Definium Therapeutics *	371	6,262
Delcath Systems *	155	1,536
Denali Therapeutics *	578	12,566
Dentsply Sirona	999	12,458
Design Therapeutics *	152	1,552
Dexcom *	2,018	147,395
Dianthus Therapeutics *	171	9,130
Disc Medicine, Cl A *	134	10,361

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
DocGo *	408	$313
Doximity, Cl A *	673	25,217
Dyne Therapeutics *	635	11,360
Edgewise Therapeutics *	451	12,696
Editas Medicine, Cl A *	450	895
Edwards Lifesciences *	3,007	244,650
Elanco Animal Health *	2,533	60,995
Embecta	288	3,056
Enanta Pharmaceuticals *	137	1,767
Encompass Health	513	48,494
Enhabit *	245	2,604
Enliven Therapeutics *	247	6,533
Enovis *	282	6,215
Entrada Therapeutics *	156	1,785
Envista Holdings *	852	19,996
Erasca *	1,163	12,223
Esperion Therapeutics *	1,153	3,909
Eton Pharmaceuticals *	105	1,576
Evolent Health, Cl A *	579	1,859
Evolus *	264	1,238
Exact Sciences *	956	97,837
Exelixis *	1,337	55,298
EyePoint *	398	5,381
Fate Therapeutics *	504	600
Foghorn Therapeutics *	168	959
Fortrea Holdings *	455	7,649
Fulcrum Therapeutics *	268	2,876
Fulgent Genetics *	100	2,620
Galectin Therapeutics *	232	657
GeneDx Holdings, Cl A *	92	8,856
Genelux *	165	439
Geron *	3,076	4,214
Gilead Sciences	6,410	909,900
Glaukos *	287	34,262
Globus Medical, Cl A *	578	52,413
GoodRx Holdings, Cl A *	435	987
Gossamer Bio *	1,104	2,517
GRAIL *	175	17,118
Guardant Health *	628	71,617
Guardian Pharmacy Services, Cl A *	115	3,473
Gyre Therapeutics *	130	1,052
Haemonetics *	239	15,932
Harmony Biosciences Holdings *	244	8,911
Harrow *	157	6,428
Health Catalyst *	329	707
HealthEquity *	435	37,266
HealthStream	116	2,586
Henry Schein *	537	40,533
Heron Therapeutics *	872	1,151
Hims & Hers Health *	1,071	29,013
Hologic *	1,133	84,896
Humacyte *	827	825
ICON PLC *	392	70,658
ICU Medical *	123	18,438
Ideaya Biosciences *	430	13,842
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
IDEXX Laboratories *	409	$274,218
Immunome *	380	9,356
Immunovant *	366	9,516
Incyte *	843	84,359
InfuSystem Holdings *	89	735
Inhibrx Biosciences *	59	4,500
Inmode *	285	4,477
Innoviva *	299	5,980
Inogen *	119	702
Inovio Pharmaceuticals *	266	434
Insmed *	1,083	169,890
Inspire Medical Systems *	147	11,140
Insulet *	363	92,859
Integer Holdings *	175	15,200
Integra LifeSciences Holdings *	336	3,743
Intellia Therapeutics *	530	6,969
Intuitive Surgical *	1,818	916,672
Invivyd *	876	1,524
Ionis Pharmaceuticals *	815	67,376
Iovance Biotherapeutics *	1,674	4,269
IQVIA Holdings *	851	195,858
iRadimed	41	4,013
IRhythm Holdings *	163	25,185
Ironwood Pharmaceuticals, Cl A *	709	3,467
Jade Biosciences	229	3,575
Janux Therapeutics *	202	2,769
Jasper Therapeutics *	136	201
Jazz Pharmaceuticals PLC *	303	49,840
Joint *	49	479
KalVista Pharmaceuticals *	233	3,637
Karyopharm Therapeutics *	77	500
Keros Therapeutics *	142	2,543
Kestra Medical Technologies *	98	2,418
Kiniksa Pharmaceuticals International PLC, Cl A *	204	8,960
Kodiak Sciences *	167	3,803
Korro Bio *	39	520
Krystal Biotech *	132	36,860
Kura Oncology *	429	3,483
Kymera Therapeutics *	304	22,098
Kyntra Bio *	20	156
Kyverna Therapeutics *	150	1,201
Labcorp Holdings	428	116,211
Lantheus Holdings *	344	23,020
Larimar Therapeutics *	271	959
LeMaitre Vascular	105	8,922
Lexeo Therapeutics *	276	2,045
Lexicon Pharmaceuticals *	899	1,043
Lifecore Biomedical *	130	1,130
LifeMD *	170	551
LifeStance Health Group *	751	5,310
Ligand Pharmaceuticals *	96	18,442
Liquidia *	328	13,904
LivaNova PLC *	274	18,005
Lunai Bioworks *	88	69
MacroGenics *	311	569

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Madrigal Pharmaceuticals *	94	$45,995
MannKind *	1,508	8,716
Masimo *	264	36,255
Maze Therapeutics *	178	7,757
MBX Biosciences *	182	6,707
McKesson	631	524,494
Medpace Holdings *	116	67,568
Medtronic PLC	6,626	682,213
Merit Medical Systems *	298	24,165
MiMedx Group *	584	2,984
Mineralys Therapeutics *	244	7,537
Mirati Therapeutics *(A)	201	—
Mirum Pharmaceuticals *	215	22,192
Monopar Therapeutics *	27	1,630
Monte Rosa Therapeutics *	272	5,581
MoonLake Immunotherapeutics, Cl A *	176	2,758
Myriad Genetics *	444	2,495
National Research	80	1,627
Nautilus Biotechnology, Cl A *	248	484
Nektar Therapeutics, Cl A *	93	3,472
Neogen *	1,088	11,119
NeoGenomics *	643	7,755
Neumora Therapeutics *	429	854
Neurocrine Biosciences *	509	69,255
Neuronetics *	196	410
NeuroPace *	137	2,073
Newamsterdam Pharma *	386	12,012
Nkarta *	232	515
Novavax *	782	6,917
Novocure *	546	6,770
Nurix Therapeutics *	508	8,392
Nutex Health *	17	2,529
Nuvalent, Cl A *	240	24,694
Nuvation Bio *	1,387	7,268
Ocular Therapeutix *	1,021	9,332
Olema Pharmaceuticals *	315	8,102
Omeros *	330	3,858
OmniAb *	495	901
Omnicell *	225	10,912
Oncology Institute *	391	1,060
OPKO Health *	1,605	2,022
OptimizeRx *	77	828
Option Care Health *	828	28,152
OraSure Technologies *	350	976
Orchestra BioMed Holdings *	195	681
Organogenesis Holdings, Cl A *	319	1,276
ORIC Pharmaceuticals *	421	4,319
Orthofix Medical *	184	2,434
OrthoPediatrics *	85	1,484
Oruka Therapeutics *	219	7,496
Outlook Therapeutics *	137	60
Outset Medical *	86	432
Ovid therapeutics *	317	494
P3 Health Partners *	7	14
Pacific Biosciences of California *	1,474	3,331
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Pacira BioSciences *	218	$4,478
PACS Group *	197	6,651
Palvella Therapeutics *	46	3,528
PDL BioPharma *(A)	64	—
PDS Biotechnology *	230	192
Penumbra *	195	69,843
PepGen *	208	1,067
Personalis *	263	2,464
Perspective Therapeutics *	297	1,126
Pharvaris *	286	7,736
Phathom Pharmaceuticals *	280	3,828
Phibro Animal Health, Cl A	101	4,055
Phreesia *	286	3,841
Pliant Therapeutics *	299	362
PMV Pharmaceuticals *	257	278
Praxis Precision Medicines *	124	38,936
Precigen *	807	3,623
Prelude Therapeutics *	153	283
Prestige Consumer Healthcare *	245	15,795
Prime Medicine *	496	1,890
Privia Health Group *	556	12,910
PROCEPT BioRobotics *	262	7,587
Progyny *	397	9,476
ProKidney, Cl A *	602	1,192
ProQR Therapeutics *	367	595
Protagonist Therapeutics *	317	25,931
Prothena PLC *	219	1,929
PTC Therapeutics *	405	30,590
Pulmonx *	190	312
Pulse Biosciences *	89	1,231
Puma Biotechnology *	212	1,374
Q32 Bio *	37	144
Quanterix *	216	1,369
Quantum-Si *	727	821
Quest Diagnostics	572	106,981
RadNet *	358	25,096
Rapport Therapeutics *	154	4,098
RAPT Therapeutics *	126	7,246
Recursion Pharmaceuticals, Cl A *	2,075	8,694
Replimune Group, Cl Rights *	303	2,130
ResMed	751	193,991
Revolution Medicines *	905	87,740
Rezolute *	400	1,336
Rhythm Pharmaceuticals *	342	35,062
Rigel Pharmaceuticals *	88	3,068
Roivant Sciences, Cl A *	2,203	47,629
Royalty Pharma PLC, Cl A	1,978	82,443
RxSight *	180	1,564
Sagimet Biosciences, Cl A *	128	726
Sanara Medtech *	18	396
SANUWAVE Health *	41	1,105
Savara *	813	4,390
Scholar Rock Holding *	409	18,135
Schrodinger *	316	4,414
Seer, Cl A *	200	364
Select Medical Holdings	523	7,871

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Senseonics Holdings *	184	$1,347
Septerna *	149	3,478
Sera Prognostics, Cl A *	143	395
Seres Therapeutics *	33	498
SI-BONE *	206	3,415
SIGA Technologies	205	1,373
Sight Sciences *	170	1,068
Simulations Plus *	84	1,419
Sionna Therapeutics *	133	5,621
Soleno Therapeutics *	242	9,331
Solventum *	763	58,728
Sotera Health *	873	15,819
Spyre Therapeutics *	343	10,969
STAAR Surgical *	179	3,392
STERIS PLC	508	133,401
Stoke Therapeutics *	264	8,010
Strata Critical Medical *	330	1,610
Stryker	1,801	665,578
Summit Therapeutics *	519	7,515
Supernus Pharmaceuticals *	270	13,003
Sutro Biopharma *	41	614
Syndax Pharmaceuticals *	428	8,693
Tactile Systems Technology *	107	3,088
Talkspace *	593	2,396
Tandem Diabetes Care *	337	6,703
Tango Therapeutics *	564	6,548
Tarsus Pharmaceuticals *	197	12,714
Tectonic Therapeutic *	57	1,139
Tela Bio *	179	179
Teladoc Health *	881	4,801
Teleflex	228	23,796
Tempus AI, Cl A *	532	31,824
Terns Pharmaceuticals *	387	13,390
TG Therapeutics *	739	21,749
Theravance Biopharma *	190	3,599
Tonix Pharmaceuticals Holding *	58	1,000
TransMedics Group *	170	22,776
Travere Therapeutics *	443	13,773
Treace Medical Concepts *	227	527
Trevi Therapeutics *	533	5,580
TriSalus Life Sciences *	133	661
TruBridge *	72	1,393
TScan Therapeutics *	248	253
Tvardi Therapeutics *	32	127
Tyra Biosciences *	142	4,376
UFP Technologies *	38	9,543
United Therapeutics *	218	102,349
Upstream Bio *	243	7,552
UroGen Pharma *	210	4,118
US Physical Therapy	75	6,290
Vanda Pharmaceuticals *	276	2,081
Varex Imaging *	206	2,872
Vaxcyte *	663	35,517
Veeva Systems, Cl A *	771	157,222
Ventyx Biosciences *	324	4,520
Vera Therapeutics, Cl A *	266	11,507
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Veracyte *	391	$14,889
Verastem *	306	1,867
Vericel *	252	9,067
Verrica Pharmaceuticals *	27	187
Viemed Healthcare *	144	1,104
Viking Therapeutics *	554	16,088
Vir Biotechnology *	550	4,092
Viridian Therapeutics *	438	14,454
Vor BioPharma *	24	313
WaVe Life Sciences *	592	7,660
Waystar Holding *	596	15,830
West Pharmaceutical Services	370	85,514
X4 Pharmaceuticals *	370	1,367
Xencor *	354	4,280
Xeris Biopharma Holdings *	751	5,527
XOMA Royalty *	60	1,540
Zenas Biopharma *	106	1,947
Zentalis Pharmaceuticals *	271	659
Zevra Therapeutics *	264	2,376
Zimmer Biomet Holdings	1,024	89,160
Zoetis, Cl A	2,097	261,748
Zymeworks *	260	5,858
Zynex *	87	5
		11,758,844
INDUSTRIALS — 9.3%
374Water *	49	152
3M	2,744	420,271
AAON	350	31,825
AAR *	199	21,076
ABM Industries	303	13,950
ACCO Brands	436	1,705
Acuity	158	48,860
ACV Auctions, Cl A *	839	6,553
Advanced Drainage Systems	397	60,360
AerCap Holdings	890	127,857
AeroVironment *	194	54,008
AerSale *	162	1,213
AGCO	320	36,291
Air Lease, Cl A	519	33,543
AirJoule Technologies, Cl A *	120	386
Alamo Group	52	10,156
Alaska Air Group *	145	7,370
Albany International, Cl A	147	8,157
Alight, Cl A	2,131	3,260
Allegiant Travel, Cl A *	23	2,038
Allegion PLC	439	72,606
Allient	75	4,576
Allison Transmission Holdings	430	46,741
Alta Equipment Group	128	865
Ameresco, Cl A *	161	5,046
American Airlines Group *	832	11,066
American Superconductor *	219	6,552
American Woodmark *	71	4,217
AMETEK	1,190	266,536
Amprius Technologies *	490	6,096

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
AO Smith	581	$42,698
API Group *	1,919	79,773
Apogee Enterprises	106	3,936
Applied Industrial Technologies	193	50,259
ArcBest	112	10,105
Archer Aviation, Cl A *	2,769	19,909
Arcosa	249	28,503
Argan	69	23,951
Armstrong World Industries	220	40,423
Array Technologies *	757	8,573
Astec Industries	114	5,554
Astronics *	153	11,590
Asure Software *	120	1,154
ATI *	695	83,609
Atkore	167	11,598
Atmus Filtration Technologies	422	24,463
Automatic Data Processing	2,086	514,867
Avis Budget Group *	83	9,544
Axon Enterprise *	386	186,662
AZZ	148	18,395
Babcock & Wilcox Enterprises *	475	4,579
Barrett Business Services	125	4,750
BlackSky Technology, Cl A *	151	3,333
Blink Charging *	530	376
Bloom Energy, Cl A *	1,129	170,897
Blue Bird *	157	7,899
BlueLinx Holdings *	39	2,713
Boise Cascade	185	14,950
Booz Allen Hamilton Holding, Cl A	620	54,820
Bowman Consulting Group, Cl A *	70	2,438
Brady, Cl A	212	18,332
Bridger Aerospace Group Holdings *	137	395
BrightView Holdings *	359	4,796
Brink's	213	27,060
Broadridge Financial Solutions	601	118,463
Builders FirstSource *	555	63,492
Byrna Technologies *	89	1,220
Cadre Holdings	143	5,721
Caesarstone *	103	225
Carlisle	218	74,314
Carpenter Technology	250	79,458
Carrier Global	4,081	243,146
Casella Waste Systems, Cl A *	321	32,382
Caterpillar	2,417	1,588,839
CBIZ *	256	10,074
CECO Environmental *	153	10,317
Centuri Holdings *	391	10,792
CH Robinson Worldwide	593	115,605
ChargePoint Holdings *	93	560
Chart Industries *	231	47,896
China Yuchai International	59	2,677
Cimpress PLC *	86	6,802
Cintas	1,766	337,995
Civeo	59	1,494
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Clarivate PLC *	1,919	$5,085
Clean Harbors *	250	64,978
CNH Industrial	4,133	44,471
Columbus McKinnon	140	2,951
Comfort Systems USA	179	204,436
Commercial Vehicle Group *	166	249
CompX International	8	186
Concentrix	261	9,748
Concrete Pumping Holdings *	110	636
Conduent *	734	1,020
Construction Partners, Cl A *	242	26,591
Copa Holdings, Cl A	38	5,183
Copart *	4,575	185,654
Core & Main, Cl A *	985	52,560
CoreCivic *	524	9,710
Costamare	204	3,423
Costamare Bulkers Holdings *	44	727
Covenant Logistics Group, Cl A	72	1,771
CRA International	31	5,857
Crane	252	46,025
CSG Systems International	138	11,006
CSW Industrials	86	23,218
CSX	9,605	362,685
Cummins	710	410,962
Curtiss-Wright	194	127,398
Custom Truck One Source *	301	1,902
Dayforce *	808	55,970
Deere	1,293	682,704
Delta Air Lines	844	55,611
Deluxe	221	5,834
Distribution Solutions Group *	46	1,306
DLH Holdings *	41	234
DNOW *	912	13,846
Donaldson	595	60,654
Douglas Dynamics	112	4,220
Dover	705	142,050
DXP Enterprises *	65	8,453
Dycom Industries *	144	52,472
Eaton PLC	2,008	705,651
EMCOR Group	229	165,047
Emerson Electric	2,902	426,478
Energy Recovery *	258	3,764
Energy Vault Holdings *	539	2,533
Enerpac Tool Group, Cl A	263	10,615
EnerSys	190	34,236
Ennis	124	2,417
Enovix *	852	5,640
Enpro	108	25,788
Enviri *	368	6,963
Eos Energy Enterprises *	1,407	20,598
Equifax	627	126,278
Esab	293	35,482
ESCO Technologies	132	30,118
ESS Tech *	17	30
ESS Tech *	35	61
Eve Holding *	441	1,738

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Everus Construction Group *	263	$23,273
EVI Industries	29	745
ExlService Holdings *	789	30,889
Expeditors International of Washington	697	111,896
Exponent	252	18,111
Fastenal	5,925	256,908
Federal Signal	307	33,184
FedEx	1,116	359,631
Ferguson Enterprises	1,011	255,237
First Advantage *	396	5,346
FiscalNote Holdings *	46	56
Fiverr International *	151	2,529
Flowserve	653	51,032
Fluence Energy, Cl A *	383	11,785
Forrester Research *	57	462
Fortive	1,634	86,292
Fortune Brands Innovations	617	33,380
Forward Air *	144	4,015
Franklin Covey *	53	1,080
Franklin Electric	192	19,127
Frontier Group Holdings *	288	1,336
FTAI Aviation	521	141,879
FTAI Infrastructure	518	3,015
FTI Consulting *	156	27,249
FuelCell Energy *	162	1,327
Gates Industrial PLC *	1,311	30,179
GATX	182	33,108
GE Vernova	1,400	1,016,918
Genco Shipping & Trading	180	3,762
Gencor Industries *	52	746
Generac Holdings *	298	50,076
General Electric	5,249	1,610,341
Genpact	891	39,293
GEO Group *	679	10,850
Gibraltar Industries *	146	7,484
Global Industrial	68	2,078
Gorman-Rupp	110	5,994
Grab Holdings, Cl A *	17,027	73,216
Graco	849	74,143
GrafTech International *	106	1,599
Graham *	52	3,636
Granite Construction	225	27,166
Great Lakes Dredge & Dock *	329	4,928
Greenbrier	152	7,664
Griffon	218	17,756
GXO Logistics *	578	32,709
Hayward Holdings *	1,060	17,108
Healthcare Services Group *	351	6,606
Heartland Express	212	2,139
HEICO	219	72,469
HEICO, Cl A	386	98,272
Helios Technologies	166	10,753
Herc Holdings	168	24,081
Hertz Global Holdings *	585	2,867
Hexcel	408	33,786
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Hillenbrand	351	$11,200
Hillman Solutions *	977	9,154
HireQuest	28	314
HNI	328	15,675
Howmet Aerospace	2,062	429,061
Hub Group, Cl A	295	14,036
Hubbell, Cl B	274	133,696
Hudson Technologies *	189	1,355
Huron Consulting Group *	85	14,365
Hyliion Holdings *	594	1,218
Hyster-Yale	49	1,639
IBEX Holdings *	51	1,897
ICF International	91	8,486
IDEX	387	76,839
IES Holdings *	43	16,352
Illinois Tool Works	1,433	374,386
Ingersoll Rand	2,050	176,485
Innodata *	153	8,482
Innovative Solutions and Support *	68	1,257
Insperity	174	7,435
Insteel Industries	92	3,049
Interface, Cl A	286	9,000
Intuitive Machines, Cl A *	498	9,457
ITT	401	73,102
Jacobs Solutions	610	82,509
Janus International Group *	665	4,562
JB Hunt Transport Services	392	79,466
JBT Marel	265	41,687
JELD-WEN Holding *	417	1,134
JetBlue Airways *	458	2,230
Joby Aviation *	2,734	28,898
Johnson Controls International PLC	3,373	402,264
Kadant	59	18,941
Karat Packaging	44	1,077
Karman Holdings *	571	59,270
Kelly Services, Cl A	151	1,629
Kennametal	381	13,103
Kforce	88	3,109
Kirby *	286	33,651
Knight-Swift Transportation Holdings, Cl A	813	44,796
Korn Ferry	261	18,132
KULR Technology Group *	178	634
L B Foster, Cl A *	42	1,262
Landstar System	174	25,989
LanzaTech Global *	9	111
Legalzoom.com *	841	7,476
Lennox International	163	80,698
Leonardo DRS	380	15,603
Limbach Holdings *	53	4,557
Lincoln Electric Holdings	284	75,359
Lindsay	54	6,765
Liquidity Services *	105	3,360
Loar Holdings *	222	15,225
LSI Industries	142	3,140

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Lyft, Cl A *	1,957	$33,015
Manitowoc *	170	2,196
ManpowerGroup	229	8,320
Marten Transport	290	3,567
Masco	1,069	70,650
MasTec *	322	77,435
Masterbrand *	625	7,575
Matrix Service *	133	1,905
Matson	160	25,648
Maximus	286	27,010
Mayville Engineering *	65	1,274
McGrath RentCorp	122	13,626
Mercury Systems *	274	25,723
Microvast Holdings *	983	2,575
Middleby *	241	35,468
Miller Industries	56	2,294
MillerKnoll	339	6,807
Mistras Group *	102	1,442
Modine Manufacturing *	268	49,489
Montrose Environmental Group *	166	3,698
MSA Safety	193	34,190
MSC Industrial Direct, Cl A	219	18,470
Mueller Industries	561	76,375
Mueller Water Products, Cl A	799	21,629
MYR Group *	77	19,253
NANO Nuclear Energy *	187	5,497
National Presto Industries	27	3,440
Net Power *	89	211
Net Power *	73	173
Nextpower, Cl A *	737	86,295
NL Industries	42	255
NN *	226	337
Nordson	274	75,221
Norfolk Southern	1,160	337,838
NPK International *	382	5,275
NuScale Power *	605	10,575
nVent Electric PLC	824	92,502
NWPX Infrastructure *	47	3,170
Old Dominion Freight Line	981	169,909
Omega Flex	18	594
Openlane *	527	15,831
Orion Group Holdings *	186	2,273
Oshkosh	325	46,742
Otis Worldwide	2,027	173,146
Owens Corning	428	51,292
PACCAR	2,664	327,432
Palladyne AI *	133	867
PAMT *	22	239
Pangaea Logistics Solutions	144	1,221
Park Aerospace	91	2,229
Parker-Hannifin	653	611,104
Park-Ohio Holdings	49	1,105
Parsons *	270	18,916
Paychex	1,664	171,608
Paycom Software	266	35,844
Paylocity Holding *	225	30,371
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Pentair PLC	840	$88,511
Pitney Bowes	776	8,094
Planet Labs PBC *	1,200	29,964
Plug Power *	5,779	12,223
Powell Industries	49	21,736
Preformed Line Products	12	3,011
Primoris Services	269	39,879
Proto Labs *	118	6,213
Quad	142	869
Quanex Building Products	229	4,287
Quanta Services	764	362,617
QXO *	3,312	73,460
Radiant Logistics *	181	1,218
RBC Bearings *	161	80,447
Red Cat Holdings *	515	6,953
Redwire *	388	4,559
Regal Rexnord	340	54,910
Republic Services, Cl A	1,045	224,769
Resideo Technologies *	683	23,400
Resolute Holdings Management *	22	4,487
Resources Connection	149	675
REV Group	242	15,464
Robert Half	496	17,167
Rocket Lab *	2,455	196,572
Rockwell Automation	580	244,557
Rollins	1,525	96,594
Rush Enterprises, Cl A	305	19,578
Rush Enterprises, Cl B	35	2,065
RXO *	810	11,810
Ryder System	193	36,917
Safe Bulkers	262	1,496
Saia *	137	45,877
Satellogic, Cl A *	419	1,927
Schneider National, Cl B	211	5,663
Sensata Technologies Holding PLC	744	25,735
SES AI *	962	1,953
Shoals Technologies Group, Cl A *	828	7,816
Simpson Manufacturing	214	37,831
SiteOne Landscape Supply *	227	32,584
Skillsoft *	22	199
Sky Harbour Group, Cl A *	105	970
SkyWest *	51	4,923
SKYX Platforms *	369	923
Snap-on	263	96,287
Southland Holdings *	38	71
Southwest Airlines	669	31,791
Spire Global *	116	1,328
SPX Technologies *	251	52,311
SS&C Technologies Holdings	1,092	89,424
StandardAero *	575	17,762
Standex International	60	14,400
Stanley Black & Decker	798	62,771
Stem *	40	629
Sterling Infrastructure *	153	54,760
Stratasys *	317	3,392

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Sun Country Airlines Holdings *	67	$1,175
Sunrun *	1,118	21,242
Symbotic, Cl A *	283	15,387
TAT Technologies *	63	3,205
Tecnoglass	135	6,603
Tennant	92	7,000
Terex	317	18,069
Tetra Tech	1,353	50,954
Thermon Group Holdings *	162	7,330
Timken	328	30,566
Titan International *	244	2,328
Titan Machinery *	105	1,708
Toro	503	46,024
Trane Technologies PLC	1,148	482,826
Transcat *	46	2,774
TransDigm Group	287	409,704
TransUnion	998	78,862
Trex *	551	22,822
TriNet Group	146	8,941
Trinity Industries	401	11,525
TrueBlue *	142	761
TTEC Holdings *	101	322
Tutor Perini	227	17,908
Uber Technologies *	10,767	861,898
UFP Industries	296	30,571
U-Haul Holding *	45	2,545
U-Haul Holding, Cl B	516	26,476
UL Solutions, Cl A	320	22,474
UniFirst	72	15,480
Union Pacific	3,026	711,413
United Airlines Holdings *	424	43,384
United Parcel Service, Cl B	3,804	404,061
United Rentals	327	255,734
Universal Logistics Holdings	34	544
Upwork *	619	12,399
V2X *	115	7,915
Valmont Industries	101	45,002
Veralto	1,233	122,042
Verisk Analytics, Cl A	719	156,354
Verra Mobility, Cl A *	767	14,803
Vertiv Holdings, Cl A	1,943	361,748
Vestis	558	3,644
Vicor *	114	17,974
Virgin Galactic Holdings *	277	789
VSE	112	24,480
Wabash National	197	1,996
Waste Management	2,079	462,037
Watsco	179	69,175
Watts Water Technologies, Cl A	141	42,203
Werner Enterprises	286	9,795
WESCO International	246	71,200
Westinghouse Air Brake Technologies	875	201,372
Wheels Up Experience *	512	323
Willdan Group *	72	9,086
Willis Lease Finance	12	2,187
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
WillScot Holdings, Cl A	892	$17,867
Woodward	308	97,895
Worthington Enterprises	156	8,669
WW Grainger	232	250,546
Xometry, Cl A *	216	12,340
XPO *	580	85,904
Xylem	1,256	173,165
Zurn Elkay Water Solutions	836	38,548
		28,210,068
INFORMATION TECHNOLOGY — 35.2%
8x8 *	650	1,079
A10 Networks	353	6,156
Accenture PLC, Cl A	3,218	848,394
ACI Worldwide *	524	22,721
ACM Research, Cl A *	253	14,704
Adeia	536	9,696
Adobe *	2,161	633,713
ADTRAN Holdings *	395	3,642
Advanced Energy Industries	193	49,284
Advanced Micro Devices *	8,352	1,977,063
Aehr Test Systems *	140	3,590
Aeluma *	65	1,026
Aeva Technologies *	111	1,417
Agilysys *	128	11,104
Akamai Technologies *	726	70,531
Alarm.com Holdings *	238	11,610
Alkami Technology *	329	6,972
Alpha & Omega Semiconductor *	123	2,718
Ambarella *	203	13,000
Amdocs	569	46,624
Amkor Technology	598	28,901
Amphenol, Cl A	6,295	906,984
Amplitude, Cl A *	419	3,842
Analog Devices	2,536	788,392
Appfolio, Cl A *	115	21,836
Appian, Cl A *	204	5,692
Apple	75,202	19,513,415
Applied Digital *	1,265	42,858
Applied Materials	4,103	1,322,479
Applied Optoelectronics *	295	12,865
AppLovin, Cl A *	1,294	612,204
Arista Networks *	5,400	765,396
Arlo Technologies *	505	6,408
Arrow Electronics *	265	35,110
Arteris *	147	2,206
Asana, Cl A *	439	4,500
ASGN *	212	11,043
Astera Labs *	688	103,627
Atlassian, Cl A *	858	101,398
Atomera *	151	442
AudioEye *	38	358
Aurora Innovation, Cl A *	7,862	33,020
Autodesk *	1,098	277,651
AvePoint *	779	9,060
Aviat Networks *	57	1,243

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Avnet	416	$25,954
Axcelis Technologies *	155	13,651
Backblaze, Cl A *	211	960
Badger Meter	152	22,280
Bel Fuse, Cl A	8	1,470
Bel Fuse, Cl B	52	10,462
Belden	202	23,737
Benchmark Electronics	175	9,125
Bentley Systems, Cl B	770	27,042
BigBear.ai Holdings *	2,154	10,856
BILL Holdings *	459	19,815
Bit Digital *	1,576	3,199
Bitdeer Technologies Group, Cl A *	560	7,302
Blackbaud *	240	12,888
BlackLine *	284	13,197
Blend Labs, Cl A *	1,130	2,689
Box, Cl A *	701	17,770
Braze, Cl A *	414	8,619
Broadcom	23,951	7,934,966
C3.ai, Cl A *	626	6,892
Cadence Design Systems *	1,403	415,793
Calix *	297	13,267
CCC Intelligent Solutions Holdings *	3,027	22,945
CDW	675	85,313
Cerence *	199	2,255
CEVA *	115	2,425
Ciena *	720	181,303
Cipher Mining *	1,641	26,190
Circle Internet Group, Cl A *	223	14,256
Cirrus Logic *	264	34,410
Cisco Systems	18,498	1,448,763
Cleanspark *	1,369	16,209
Clear Secure, Cl A	423	13,798
Clearfield *	57	1,697
Clearwater Analytics Holdings, Cl A *	1,459	35,147
Climb Global Solutions	21	2,490
Cloudflare, Cl A *	1,512	268,153
Cognex	866	33,549
Cognizant Technology Solutions, Cl A	2,487	204,083
Coherent *	798	169,320
Cohu *	224	6,393
Commerce.com *	335	1,045
Commvault Systems *	225	19,283
Comtech Telecommunications *	139	773
Confluent, Cl A *	1,365	41,687
Consensus Cloud Solutions *	92	1,965
Core Scientific *	1,526	27,453
CoreWeave, Cl A *	1,481	138,014
Corsair Gaming *	231	1,178
CPI Card Group *	31	403
Crane NXT	246	12,428
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Credo Technology Group Holding *	785	$98,345
Crowdstrike Holdings, Cl A *	1,256	554,405
CS Disco *	119	744
CTS	143	7,352
CyberArk Software *	255	109,862
Daily Journal *	7	4,105
Daktronics *	201	4,653
Datadog, Cl A *	1,645	212,731
Dell Technologies, Cl C	1,618	185,164
Diebold Nixdorf *	122	8,419
Digi International *	181	7,796
Digimarc *	80	490
Digital Turbine *	514	2,683
DigitalOcean Holdings *	335	18,509
Diodes *	227	13,436
Docusign, Cl A *	1,030	54,116
Dolby Laboratories, Cl A	304	19,514
Domo, Cl B *	165	969
Dropbox, Cl A *	935	23,824
DXC Technology *	882	12,727
Dynatrace *	1,552	59,116
Eastman Kodak *	348	2,547
eGain *	86	883
Elastic *	478	31,515
Enphase Energy *	654	24,185
EPAM Systems *	278	57,991
ePlus	131	11,241
Evolv Technologies Holdings *	814	5,039
Expensify, Cl A *	282	409
Extreme Networks *	652	9,506
F5 *	298	82,132
Fair Isaac *	121	177,044
Fastly, Cl A *	672	6,216
First Solar *	524	118,172
Five9 *	375	6,623
Flex *	1,922	121,163
FormFactor *	395	27,844
Fortinet *	3,295	267,752
Frequency Electronics *	33	1,735
Freshworks, Cl A *	1,132	12,203
Gartner *	380	79,652
Gen Digital	2,881	69,115
Gitlab, Cl A *	686	23,996
GlobalFoundries *	540	22,788
Globant *	217	14,513
GoDaddy, Cl A *	711	71,470
GPGI, Cl A *	193	4,549
Grid Dynamics Holdings *	329	2,721
Guidewire Software *	434	61,090
Hackett Group	123	2,245
Harmonic *	559	5,433
Hewlett Packard Enterprise	6,797	146,272
HP	4,821	93,720
HubSpot *	263	73,640
I3 Verticals, Cl A *	114	2,532

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Ichor Holdings *	167	$5,067
Identiv *	101	335
Immersion	145	974
Impinj *	142	19,610
Information Services Group	194	1,081
Insight Enterprises *	156	13,107
Intapp *	285	9,676
Intel *	20,593	956,957
InterDigital	130	42,437
International Business Machines	4,789	1,468,786
inTEST *	59	540
Intuit	1,408	702,479
IonQ *	1,638	65,487
IPG Photonics *	122	11,274
Itron *	234	23,185
Jabil	532	126,185
Jamf Holding *	417	5,442
JFrog *	504	27,619
Kaltura *	423	690
Keysight Technologies *	882	190,803
Kimball Electronics *	116	3,504
KLA	680	970,999
Klaviyo, Cl A *	606	13,459
Knowles *	418	10,132
Kopin *	766	1,953
Kulicke & Soffa Industries	253	14,504
Kyndryl Holdings *	1,171	26,933
Lam Research	6,472	1,510,953
Lattice Semiconductor *	695	55,961
Life360 *	386	22,114
Lightwave Logic *	631	2,082
Littelfuse	126	40,794
LivePerson *	47	143
LiveRamp Holdings *	319	7,768
Lumentum Holdings *	358	140,279
MACOM Technology Solutions Holdings *	339	74,261
Manhattan Associates *	308	46,511
MARA Holdings *	1,827	17,357
Marvell Technology	4,446	350,878
MaxLinear, Cl A *	410	7,114
Methode Electronics	167	1,334
Microchip Technology	2,731	207,338
Micron Technology	5,786	2,400,496
Microsoft	38,413	16,528,730
MicroVision *	1,498	1,217
Mirion Technologies, Cl A *	1,233	30,628
Mitek Systems *	215	2,154
MKS	346	81,452
Monday.com *	225	25,819
MongoDB, Cl A *	408	151,503
Monolithic Power Systems	236	265,299
Motorola Solutions	858	345,379
N-Able *	355	2,155
Napco Security Technologies	172	6,345
Navitas Semiconductor, Cl A *	883	7,576
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
nCino *	532	$11,358
NCR Voyix *	691	6,855
Neonode *	66	119
NetApp	1,027	98,952
NETGEAR *	136	2,844
NetScout Systems *	349	9,706
NextNav *	428	6,146
nLight *	232	10,582
Novanta *	185	24,890
Nutanix, Cl A *	1,356	53,331
NVE	24	1,620
NVIDIA	120,622	23,054,483
NXP Semiconductors	1,299	293,756
Okta, Cl A *	865	73,075
ON Semiconductor *	2,103	125,949
ON24 *	135	1,076
OneSpan	179	2,109
Onestream, Cl A *	399	9,420
Onto Innovation *	251	50,715
Ooma *	123	1,445
Oracle	8,652	1,423,946
OSI Systems *	83	20,762
Ouster *	274	5,707
Pagaya Technologies, Cl A *	271	5,255
PagerDuty *	439	4,653
Palantir Technologies, Cl A *	11,308	1,657,640
Palo Alto Networks *	3,432	607,361
PAR Technology *	202	5,294
PC Connection	55	3,235
PDF Solutions *	160	5,096
Pegasystems	469	20,491
Penguin Solutions *	257	4,937
Photronics *	283	9,783
Plexus *	137	27,308
Porch Group *	504	3,977
Power Integrations	276	12,679
Powerfleet NJ *	565	2,887
Procore Technologies *	594	33,555
Progress Software *	212	8,675
PTC *	617	96,332
Pure Storage, Cl A *	1,643	114,254
Q2 Holdings *	300	18,375
Qorvo *	474	37,024
QUALCOMM	5,548	841,021
Qualys *	185	24,402
Quantum Computing *	825	7,648
Rackspace Technology *	369	226
Ralliant	580	30,723
Rambus *	553	62,948
Rapid7 *	318	3,791
Red Violet	56	2,547
Rekor Systems *	610	677
ReposiTrak	59	627
Rezolve AI *	935	2,412
Ribbon Communications *	460	1,205
Richardson Electronics	60	725

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Rigetti Computing *	1,603	$29,127
Rimini Street *	273	942
RingCentral, Cl A *	398	10,300
Riot Platforms *	1,769	27,366
Riskified, Cl A *	368	1,568
Roadzen *	213	392
Rogers *	90	8,752
Roper Technologies	555	206,033
Rubrik, Cl A *	713	39,892
Salesforce	4,776	1,013,897
Samsara, Cl A *	1,643	46,086
Sandisk *	714	411,443
Sanmina *	266	37,687
ScanSource *	108	4,643
Seagate Technology Holdings PLC	1,102	449,274
SEMrush Holdings, Cl A *	322	3,829
Semtech *	446	35,569
SentinelOne, Cl A *	1,652	23,095
ServiceNow *	5,369	628,227
ServiceTitan, Cl A *	288	22,562
Silicon Laboratories *	165	23,504
SiTime *	110	39,942
SkyWater Technology *	173	5,477
Skyworks Solutions	764	42,601
SmartRent, Cl A *	736	1,192
Snowflake, Cl A *	1,622	312,559
SolarEdge Technologies *	293	9,068
SoundHound AI, Cl A *	1,847	15,626
SoundThinking *	47	328
Sprinklr, Cl A *	628	4,007
Sprout Social, Cl A *	256	2,317
SPS Commerce *	189	16,870
Strategy, Cl A *	1,380	206,600
Super Micro Computer *	2,633	76,647
Synaptics *	191	15,759
Synopsys *	956	444,650
TD SYNNEX	375	59,501
TE Connectivity PLC	1,526	339,962
Teledyne Technologies *	240	148,872
Telos *	256	1,398
Tenable Holdings *	599	13,214
Teradata *	463	13,205
Teradyne	820	197,661
Terawulf *	1,750	23,398
Texas Instruments	4,691	1,011,145
Trimble *	1,223	82,675
TSS *	93	949
TTM Technologies *	521	51,162
Tucows, Cl A *	34	755
Turtle Beach *	72	861
Twilio, Cl A *	754	90,827
Tyler Technologies *	222	82,007
UiPath, Cl A *	2,106	26,515
Ultra Clean Holdings *	222	9,697
Unisys *	332	873
Unity Software *	1,740	50,634
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Universal Display	228	$26,179
Varonis Systems, Cl B *	570	17,009
Veeco Instruments *	296	9,244
VeriSign	429	104,775
Vertex, Cl A *	356	6,604
Viant Technology, Cl A *	73	863
ViaSat *	648	29,270
Viavi Solutions *	1,133	27,713
Vishay Intertechnology	614	12,372
Vishay Precision Group *	59	2,955
Vistance Networks *	1,050	18,900
Vontier	754	28,275
Vuzix *	340	894
Weave Communications *	304	1,976
Western Digital	1,756	439,404
WM Technology *	408	315
Workday, Cl A *	1,107	194,422
Workiva, Cl A *	257	19,794
Xerox Holdings	569	1,246
Xperi *	221	1,251
Yext *	501	3,587
Zebra Technologies, Cl A *	259	60,860
Zeta Global Holdings, Cl A *	938	17,428
Zoom Communications, Cl A *	1,319	121,480
Zscaler *	523	104,605
		106,465,762
MATERIALS — 2.5%
AdvanSix	129	2,043
Air Products and Chemicals	1,125	306,563
Albemarle	606	103,402
Alcoa	1,333	75,728
Alpha Metallurgical Resources *	52	10,910
Alto Ingredients *	344	860
Amcor	2,378	105,244
American Vanguard *	124	630
AptarGroup	338	42,233
Ardagh Metal Packaging	723	3,174
Arq *	171	609
Ashland	228	13,944
ASP Isotopes *	457	2,897
Aspen Aerogels *	408	1,375
Avery Dennison	396	73,462
Avient	457	16,521
Axalta Coating Systems *	1,098	36,871
Balchem	166	28,248
Ball	1,403	79,789
Cabot	264	19,058
Celanese, Cl A	563	25,020
Century Aluminum *	260	11,786
CF Industries Holdings	830	77,381
Chemours	749	11,228
Clearwater Paper *	77	1,295
Cleveland-Cliffs *	2,503	34,441
Coeur Mining *	2,906	59,399
Commercial Metals	566	43,508

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Compass Minerals International *	207	$5,171
Constellium, Cl A *	683	15,347
Contango ORE *	52	1,474
Corteva	3,515	255,892
CRH PLC	3,464	424,028
Crown Holdings	596	62,389
Dakota Gold *	461	2,761
Dow	3,639	100,254
DuPont de Nemours	2,159	94,823
Eagle Materials	166	33,832
Eastman Chemical	589	40,829
Ecolab	1,314	370,535
Ecovyst *	565	5,995
Element Solutions	1,175	34,193
Ferroglobe PLC	595	2,826
Flotek Industries *	56	973
FMC	624	9,859
Freeport-McMoRan	7,378	444,377
Graphic Packaging Holding	1,510	22,122
Greif, Cl A	128	9,039
Greif, Cl B	25	2,080
Hawkins	96	12,504
HB Fuller	271	16,287
Hecla Mining	3,247	73,122
Huntsman	826	8,937
Idaho Strategic Resources *	66	2,380
Ingevity *	181	11,908
Innospec	123	10,052
International Flavors & Fragrances	1,300	90,753
International Paper	2,719	109,630
Intrepid Potash *	60	1,970
Ivanhoe Electric *	543	9,280
James Hardie Industries PLC *	2,995	68,855
Kaiser Aluminum	79	9,687
Knife River *	291	19,546
Koppers Holdings	94	2,769
Kronos Worldwide	108	567
Lifezone Metals *	111	587
Linde PLC	2,419	1,105,410
Louisiana-Pacific	325	27,216
LSB Industries *	256	2,378
LyondellBasell Industries, Cl A	1,321	64,729
Magnera *	178	2,326
Martin Marietta Materials	310	202,105
Materion	102	14,105
Mativ Holdings	266	3,205
Metallus *	180	3,591
Minerals Technologies	155	10,193
Mosaic	1,636	44,990
MP Materials *	762	44,783
Myers Industries	185	3,824
NewMarket	41	27,502
Newmont	5,635	633,092
Nucor	1,145	203,489
O-I Glass, Cl I *	759	11,598
COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Olin	573	$11,924
Olympic Steel	49	2,356
Origin Materials *	685	129
Packaging Corp of America	457	101,705
Perimeter Solutions *	694	18,148
PPG Industries	1,158	133,900
PureCycle Technologies *	812	7,763
Quaker Chemical	68	10,454
Ramaco Resources, Cl A *	223	4,351
Ramaco Resources, Cl B	34	446
Ranpak Holdings, Cl A *	230	1,159
Rayonier Advanced Materials *	315	2,444
Reliance	269	88,636
Royal Gold	435	114,540
RPM International	654	69,952
Ryerson Holding	136	3,838
Scotts Miracle-Gro, Cl A	221	14,193
Sealed Air	754	31,578
Sensient Technologies	216	20,416
Sherwin-Williams	1,191	422,376
Silgan Holdings	444	19,159
Smurfit Westrock PLC	2,687	111,860
Solesence *	92	124
Sonoco Products	505	24,240
Steel Dynamics	705	126,597
Stepan	108	6,222
SunCoke Energy	421	3,309
Sylvamo	168	8,222
Tredegar *	133	1,137
TriMas	180	6,259
Trinseo PLC	165	74
Tronox Holdings PLC, Cl A	589	3,569
United States Antimony *	597	4,376
United States Lime & Minerals	54	6,509
Vulcan Materials	682	204,968
Warrior Met Coal	267	23,843
Westlake	177	14,040
Worthington Steel	186	7,483
		7,612,087
REAL ESTATE — 2.4%
Acadia Realty Trust ‡	657	13,147
Agree Realty ‡	584	42,182
Alexander & Baldwin ‡	360	7,466
Alexander's ‡	10	2,449
Alpine Income Property Trust ‡	64	1,128
American Assets Trust ‡	232	4,190
American Healthcare REIT ‡	864	40,530
American Homes 4 Rent, Cl A ‡	1,647	51,584
American Tower ‡	2,413	432,603
Americold Realty Trust ‡	1,433	17,784
Apartment Investment and Management, Cl A ‡	668	3,928
Apple Hospitality ‡	1,060	12,338
Armada Hoffler Properties ‡	397	2,767
AvalonBay Communities ‡	733	130,232

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Braemar Hotels & Resorts ‡	317	$846
Brandywine Realty Trust ‡	844	2,389
Brixmor Property Group ‡	1,570	42,060
Broadstone Net Lease, Cl A ‡	930	17,214
BRT Apartments ‡	53	779
BXP ‡	814	52,641
Camden Property Trust ‡	545	59,432
CareTrust ‡	1,133	42,306
CBL & Associates Properties ‡	93	3,329
CBRE Group, Cl A *	1,525	259,753
Centerspace ‡	84	5,399
Chatham Lodging Trust ‡	240	1,706
Clipper Realty ‡	61	213
Compass, Cl A *	3,359	42,052
COPT Defense Properties ‡	567	17,469
CoStar Group *	2,164	133,066
Cousins Properties ‡	861	21,732
Crown Castle ‡	2,248	195,149
CTO Realty Growth ‡	156	2,772
CubeSmart ‡	1,170	43,910
Curbline Properties ‡	484	11,737
Cushman & Wakefield *	1,153	18,955
DiamondRock Hospitality ‡	1,008	9,253
Digital Realty Trust ‡	1,772	294,063
Douglas Elliman *	358	967
Douglas Emmett ‡	818	8,638
Easterly Government Properties, Cl A ‡	219	5,127
EastGroup Properties ‡	273	49,588
Empire State Realty Trust, Cl A ‡	699	4,634
EPR Properties ‡	385	20,882
Equinix ‡	507	416,212
Equity LifeStyle Properties ‡	908	57,358
Equity Residential ‡	1,908	118,907
Essential Properties Realty Trust ‡	1,018	30,906
Essex Property Trust ‡	330	83,117
eXp World Holdings	455	4,113
Extra Space Storage ‡	1,085	149,697
Farmland Partners ‡	197	2,287
Federal Realty Investment Trust ‡	443	44,814
First Industrial Realty Trust ‡	682	39,576
Forestar Group *	96	2,498
Four Corners Property Trust ‡	528	13,015
Franklin Street Properties ‡	419	352
FrontView REIT ‡	102	1,674
FRP Holdings *	56	1,339
Getty Realty ‡	288	8,600
Gladstone Commercial ‡	232	2,703
Gladstone Land ‡	170	1,895
Global Net Lease ‡	1,101	10,415
Healthcare Realty Trust, Cl A ‡	1,798	30,188
Highwoods Properties ‡	544	14,062
Host Hotels & Resorts ‡	3,501	64,874
Howard Hughes Holdings *	156	12,739
Hudson Pacific Properties *‡	270	2,329
Independence Realty Trust ‡	1,168	19,506
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Industrial Logistics Properties Trust ‡	267	$1,423
InvenTrust Properties ‡	389	11,433
Invitation Homes ‡	2,961	79,148
Iron Mountain ‡	1,515	139,577
JBG SMITH Properties ‡	298	5,018
Jones Lang LaSalle *	240	85,898
Kennedy-Wilson Holdings	533	5,250
Kilroy Realty ‡	605	20,860
Kimco Realty ‡	3,434	72,389
Kite Realty Group Trust ‡	1,128	26,497
Lamar Advertising, Cl A ‡	445	57,098
Lineage ‡	360	12,856
LTC Properties ‡	227	8,279
LXP Industrial Trust ‡	290	14,350
Macerich ‡	1,297	24,552
Marcus & Millichap	123	3,346
Maui Land & Pineapple *	35	600
Mid-America Apartment Communities ‡	601	80,714
Millrose Properties, Cl A ‡	604	17,999
National Health Investors ‡	228	18,723
National Storage Affiliates Trust ‡	357	11,356
NET Lease Office Properties ‡	74	1,444
NETSTREIT ‡	419	7,894
Newmark Group, Cl A	679	12,107
NexPoint Diversified Real Estate Trust ‡	167	800
NexPoint Residential Trust ‡	105	3,173
NNN REIT ‡	967	40,295
Offerpad Solutions *	102	104
Omega Healthcare Investors ‡	1,522	66,785
One Liberty Properties ‡	77	1,659
Opendoor Technologies *	2,946	15,172
Orion Properties ‡	274	611
Outfront Media ‡	776	18,869
Park Hotels & Resorts ‡	859	9,389
Peakstone Realty Trust ‡	180	2,812
Pebblebrook Hotel Trust ‡	584	6,669
Phillips Edison ‡	646	23,405
Piedmont Realty Trust, Cl A ‡	616	5,187
Postal Realty Trust, Cl A ‡	117	2,133
PotlatchDeltic ‡	379	15,816
Prologis ‡	4,776	623,555
Public Storage ‡	814	224,819
Rayonier ‡	803	18,260
RE/MAX Holdings, Cl A *	84	654
Realty Income ‡	4,704	287,697
Regency Centers ‡	931	67,842
Rexford Industrial Realty ‡	1,198	48,555
RLJ Lodging Trust ‡	735	5,461
RMR Group, Cl A	76	1,151
Ryman Hospitality Properties ‡	311	29,452
Sabra Health Care ‡	1,217	22,794
Safehold ‡	280	3,951
Saul Centers ‡	64	2,031

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
SBA Communications, Cl A ‡	550	$101,261
Seaport Entertainment Group *	37	699
Seritage Growth Properties *	179	591
Service Properties Trust ‡	783	1,558
Sila Realty Trust ‡	275	6,696
Simon Property Group ‡	1,614	308,774
SITE Centers ‡	248	1,518
SL Green Realty ‡	358	16,031
Smartstop Self Storage REIT ‡	156	4,905
St. Joe	205	13,569
STAG Industrial ‡	964	36,160
Star Holdings *	64	500
Stratus Properties *	36	1,068
Strawberry Fields REIT ‡	36	472
Summit Hotel Properties ‡	523	2,312
Sun Communities ‡	635	80,918
Sunstone Hotel Investors ‡	945	8,288
Tanger ‡	556	18,192
Tejon Ranch *	110	1,770
Terreno Realty ‡	523	32,185
Transcontinental Realty Investors *	6	319
UDR ‡	1,706	63,378
UMH Properties ‡	382	5,971
Urban Edge Properties ‡	634	12,319
Veris Residential ‡	354	5,377
Vornado Realty Trust ‡	905	28,851
Welltower ‡	3,547	668,113
Weyerhaeuser ‡	3,713	95,721
Whitestone, Cl B ‡	249	3,546
WP Carey ‡	1,115	77,771
Xenia Hotels & Resorts ‡	478	7,050
Zillow Group, Cl A *	245	15,249
Zillow Group, Cl C *	865	54,521
		7,207,130
UTILITIES — 2.5%
AES	3,663	53,663
Alliant Energy	1,324	87,265
Ameren	1,392	143,766
American Electric Power	2,742	328,423
American States Water	192	14,008
American Water Works	1,002	129,388
Artesian Resources, Cl A	45	1,501
Atmos Energy	828	137,730
Avista	405	16,722
Black Hills	374	27,295
Cadiz *	274	1,545
California Water Service Group	298	13,321
CenterPoint Energy	3,358	133,279
Chesapeake Utilities	116	14,927
Clearway Energy, Cl A	151	5,099
Clearway Energy, Cl C	413	14,930
CMS Energy	1,527	109,165
Consolidated Edison	1,860	198,332
Consolidated Water	75	2,841
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Constellation Energy	1,612	$452,456
Dominion Energy	4,406	265,109
DTE Energy	934	125,511
Duke Energy	4,006	486,128
Edison International	1,987	123,750
Entergy	2,302	220,739
Essential Utilities	1,446	56,090
Evergy	1,159	88,930
Eversource Energy	1,916	132,453
Exelon	5,216	233,572
FirstEnergy	2,830	133,972
Genie Energy, Cl B	101	1,391
Global Water Resources	62	538
H2O America	165	8,587
Hallador Energy *	156	2,884
Hawaiian Electric Industries *	868	13,298
IDACORP, Cl Rights	278	36,916
MDU Resources Group	1,041	21,351
MGE Energy	184	14,698
Middlesex Water	89	4,662
Montauk Renewables *	290	505
National Fuel Gas	459	38,441
New Jersey Resources	516	25,532
NextEra Energy	10,759	945,716
NiSource	2,460	108,953
Northwest Natural Holding	200	9,312
Northwestern Energy Group	315	21,376
NRG Energy	992	151,409
OGE Energy	1,036	45,253
Oklo, Cl A *	611	48,648
ONE Gas	307	24,425
Ormat Technologies	302	37,732
Otter Tail	207	18,456
PG&E	11,339	174,847
Pinnacle West Capital	615	57,539
Portland General Electric	564	28,341
PPL	3,659	132,639
Public Service Enterprise Group	2,576	212,159
Pure Cycle *	103	1,193
Sempra	3,372	293,398
Southern	5,656	505,137
Southwest Gas Holdings	338	27,993
Spire	291	24,587
Star Group	135	1,706
Talen Energy *	236	82,213
TXNM Energy	539	31,758
UGI	1,103	44,241
Unitil	88	4,480
Vistra	1,737	275,054
WEC Energy Group	1,661	183,823
Xcel Energy	3,052	232,135
XPLR Infrastructure *	473	4,607

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
York Water	72	$2,418
		7,652,261
Total Common Stock
(Cost $212,210,951)		296,699,253

RIGHTS — 0.0%
	Number Of
	Rights
AbioMed‡‡(A)	101	—
Alibero Pharma‡‡(A)	36	—
Blueprint Medicines*‡‡(A)	286	132
Concentra Biosciences‡‡	164	15
Concentra Biosciences‡‡(A)	66	1
Concert Pharmaceuticals‡‡(A)	89	—
Day One Biopharmaceutical‡‡(A)	23	95
Flexion Therapeutics‡‡(A)	42	—
Icosavax‡‡(A)	105	—
Inhibrx‡‡(A)	132	—
MannKind‡‡(A)	171	55
Novartis‡‡(A)	104	—
Novo Nordisk‡‡	356	231
Pfizer‡‡(A)	288	1,426
Poseida Therapeutics‡‡(A)	286	143
Prevail Therapeutics‡‡(A)	16	—
RIGHTS — continued
	Number Of
	Rights	Value
Roche Holding‡‡(A)	658	$—
Sage Therapeutics‡‡(A)	248	45
Sanofi‡‡(A)	138	7
Verve Therapeutics‡‡(A)	321	202
Xoma Royalty‡‡(A)	138	19
Zimmer Biomet Holdings‡‡(A)	206	18

Total Rights
(Cost $–)		2,389

WARRANTS — 0.0%
	Number Of Warrants
Enovix, Strike Price $8.75,*
Expires 10/4/2026	102	—
GameStop, Strike Price $32.00,*
Expires 11/2/2026	192	749
		749
Total Warrants
(Cost $–)		749

Total Investments in Securities— 97.9%
(Cost $212,210,951)		$296,702,391

Percentages are based on Net Assets of $302,917,393.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration Date or Rate unavailable.

(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at January 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL216 Custom Basket*	FEDL01+ 0.45%	Asset Return	Annually	01/12/2027	USD	5,954,392	$(10,555)	$–	$(10,555)
								$(10,555)	$–	$(10,555)

*The following table represents the individual common stock exposures comprising the WFCBL216 Custom Basket Total Return Swaps as of January 31, 2026:

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
108	3M Co	9,864	(17)	0.2
127	Accenture PLC	19,911	(35)	0.3
85	Adobe Inc	14,870	(26)	0.3
329	Advanced Micro Devices Inc	46,401	(82)	0.8
35	Aercap Holdings NV	3,001	(5)	0.1
52	Affirm Holdings Inc	1,861	(3)	0.0

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
44	Air Products And Chemicals Inc	7,195	(13)	0.1
78	Airbnb Inc	6,030	(11)	0.1
53	Allstate Corp/The	6,252	(11)	0.1
27	Alnylam Pharmaceuticals Inc	5,354	(9)	0.1
948	Alphabet Inc, Class A	191,150	(339)	3.2
1,181	Alphabet Inc, Class C	237,792	(421)	4.0
94	Amcor PLC	2,471	(4)	0.0
55	Ameren Corp	3,374	(6)	0.1
108	American Electric Power Co Inc	7,708	(14)	0.1
100	American Express Co	20,932	(37)	0.4
112	American International Group Inc	5,016	(9)	0.1
95	American Tower Corp	10,153	(18)	0.2
39	American Water Works Co Inc	3,037	(5)	0.1
19	Ameriprise Financial Inc	6,013	(11)	0.1
47	Ametek Inc	6,252	(11)	0.1
248	Amphenol Corp	21,286	(38)	0.4
100	Analog Devices Inc	18,507	(33)	0.3
42	Aon PLC	8,844	(16)	0.2
82	Apollo Global Management Inc	6,562	(12)	0.1
2,962	Apple Inc	457,985	(812)	7.7
162	Applied Materials Inc	31,040	(55)	0.5
51	Applovin Corp	14,366	(25)	0.2
72	Arch Capital Group Ltd	4,140	(7)	0.1
97	Archer-Daniels-Midland Co	3,897	(7)	0.1
42	Ares Management Corp	3,774	(7)	0.1
213	Arista Networks Inc	17,964	(32)	0.3
52	Arthur J Gallagher & Co	7,703	(14)	0.1
27	Astera Labs Inc	2,432	(4)	0.0
1,455	AT&T Inc	22,720	(40)	0.4
34	Atlassian Corp	2,382	(4)	0.0
33	Atmos Energy Corp	3,229	(6)	0.1
43	Autodesk Inc	6,521	(12)	0.1
82	Automatic Data Processing Inc	12,082	(21)	0.2
3	Autozone Inc	7,457	(13)	0.1
29	Avalonbay Communities Inc	3,058	(5)	0.1
15	Axon Enterprise Inc	4,382	(8)	0.1
201	Baker Hughes Co	6,703	(12)	0.1
1,381	Bank Of America Corp	43,773	(78)	0.7
143	Bank Of New York Mellon Corp/T	10,214	(18)	0.2
275	Berkshire Hathaway Inc	78,607	(139)	1.3
29	Blackrock Inc	19,216	(34)	0.3
148	Blackstone Inc	12,602	(22)	0.2
110	Block Inc	3,977	(7)	0.1
44	Bloom Energy Corp	4,013	(7)	0.1
7	Booking Holdings Inc	19,478	(35)	0.3
301	Boston Scientific Corp	16,788	(30)	0.3
943	Broadcom Inc	186,233	(330)	3.1
24	Broadridge Financial Solutions	2,780	(5)	0.1
60	Brown & Brown Inc	2,582	(5)	0.1
55	Cadence Design Systems Inc	9,759	(17)	0.2
128	Capital One Financial Corp	16,656	(30)	0.3
48	Cardinal Health Inc	6,151	(11)	0.1
212	Carnival Corp	3,796	(7)	0.1
161	Carrier Global Corp	5,706	(10)	0.1
27	Carvana Co	6,437	(11)	0.1
8	Casey's General Stores Inc	2,720	(5)	0.1
95	Caterpillar Inc	37,298	(66)	0.6
21	Cboe Global Markets Inc	3,356	(6)	0.1
60	CBRE Group Inc	6,096	(11)	0.1
27	CDW Corp/De	2,002	(4)	0.0
38	Cencora Inc	8,100	(14)	0.1
132	Centerpoint Energy Inc	3,128	(6)	0.1
23	Ch Robinson Worldwide Inc	2,714	(5)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
347	Charles Schwab Corp/The	21,493	(38)	0.4
18	Charter Communications Inc	2,241	(4)	0.0
43	Cheniere Energy Inc	5,389	(10)	0.1
390	Chevron Corp	41,120	(73)	0.7
271	Chipotle Mexican Grill Inc	6,279	(11)	0.1
74	Chubb Ltd	13,701	(24)	0.2
28	Ciena Corp	4,255	(8)	0.1
31	Cincinnati Financial Corp	2,992	(5)	0.1
70	Cintas Corp	7,932	(14)	0.1
729	Cisco Systems Inc	34,028	(60)	0.6
374	Citigroup Inc	25,753	(46)	0.4
82	Citizens Financial Group Inc	3,084	(5)	0.1
60	Cloudflare Inc	6,292	(11)	0.1
73	Cme Group Inc	12,611	(22)	0.2
60	Cms Energy Corp	2,563	(5)	0.1
718	Coca-Cola Co/The	31,993	(57)	0.5
98	Cognizant Technology Solutions	4,790	(8)	0.1
31	Coherent Corp	3,973	(7)	0.1
45	Coinbase Global Inc	5,192	(9)	0.1
164	Colgate-Palmolive Co	8,829	(16)	0.2
745	Comcast Corp	13,205	(23)	0.2
7	Comfort Systems USA Inc	4,820	(9)	0.1
254	ConocoPhillips	15,780	(28)	0.3
73	Consolidated Edison Inc	4,657	(8)	0.1
28	Constellation Brands Inc	2,593	(5)	0.1
64	Constellation Energy Corp	10,623	(19)	0.2
180	Copart Inc	4,358	(8)	0.1
58	Coreweave Inc	3,239	(6)	0.1
14	Corpay Inc	2,600	(5)	0.0
138	Corteva Inc	6,005	(11)	0.1
85	Costar Group Inc	3,122	(6)	0.1
90	Costco Wholesale Corp	50,441	(89)	0.8
151	Coterra Energy Inc	2,598	(5)	0.0
31	Credo Technology Group Holding	2,307	(4)	0.0
136	CRH PLC	9,954	(18)	0.2
49	Crowdstrike Holdings Inc	13,018	(23)	0.2
89	Crown Castle Inc	4,581	(8)	0.1
378	CSX Corp	8,506	(15)	0.1
28	Cummins Inc	9,644	(17)	0.2
8	Curtiss-Wright Corp	2,988	(5)	0.0
10	Cyberark Software Ltd	2,585	(5)	0.0
24	Darden Restaurants Inc	2,804	(5)	0.0
65	Datadog Inc	4,992	(9)	0.1
51	Deere & Co	16,028	(28)	0.3
64	Dell Technologies Inc	4,346	(8)	0.1
128	Devon Energy Corp	3,074	(5)	0.0
79	Dexcom Inc	3,459	(6)	0.1
38	Diamondback Energy Inc	3,694	(7)	0.1
70	Digital Realty Trust Inc	6,901	(12)	0.1
45	Dollar General Corp	3,817	(7)	0.1
39	Dollar Tree Inc	2,710	(5)	0.0
174	Dominion Energy Inc	6,222	(11)	0.1
71	Doordash Inc	8,691	(15)	0.1
28	Dover Corp	3,332	(6)	0.1
54	Dr Horton Inc	4,795	(8)	0.1
37	Dte Energy Co	2,947	(5)	0.0
158	Duke Energy Corp	11,410	(20)	0.2
79	Eaton Corp PLC	16,566	(29)	0.3
93	Ebay Inc	5,045	(9)	0.1
52	Ecolab Inc	8,694	(15)	0.1
78	Edison International	2,903	(5)	0.0
118	Edwards Lifesciences Corp	5,741	(10)	0.1
51	Electronic Arts Inc	6,179	(11)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
9	Emcor Group Inc	3,862	(7)	0.1
114	Emerson Electric Co	10,012	(18)	0.2
91	Entergy Corp	5,181	(9)	0.1
111	EOG Resources Inc	7,408	(13)	0.1
126	EQT Corp	4,342	(8)	0.1
25	Equifax Inc	2,964	(5)	0.0
20	Equinix Inc	9,754	(17)	0.2
75	Equity Residential	2,790	(5)	0.1
43	Estee Lauder Cos Inc/The	2,931	(5)	0.0
75	Eversource Energy	3,108	(6)	0.1
38	Exact Sciences Corp	2,295	(4)	0.0
205	Exelon Corp	5,482	(10)	0.1
47	Expand Energy Corp	3,156	(6)	0.1
24	Expedia Group Inc	3,758	(7)	0.1
27	Expeditors International Of WA	2,626	(5)	0.0
43	Extra Space Storage Inc	3,515	(6)	0.1
865	Exxon Mobil Corp	72,905	(129)	1.2
5	Fair Isaac Corp	4,139	(7)	0.1
233	Fastenal Co	6,029	(11)	0.1
44	Fedex Corp	8,437	(15)	0.1
40	Ferguson Enterprises Inc	5,989	(11)	0.1
105	Fidelity National Information	3,468	(6)	0.1
134	Fifth Third Bancorp	4,007	(7)	0.1
2	First Citizens Bancshares Inc	2,274	(4)	0.0
21	First Solar Inc	2,776	(5)	0.0
111	Firstenergy Corp	3,144	(6)	0.1
110	Fiserv Inc	4,171	(7)	0.1
76	Flex Ltd	2,843	(5)	0.0
795	Ford Motor Co	6,572	(12)	0.1
130	Fortinet Inc	6,284	(11)	0.1
291	Freeport-Mcmoran Inc	10,429	(18)	0.2
21	Ftai Aviation Ltd	3,330	(6)	0.1
34	Garmin Ltd	4,033	(7)	0.1
55	GE Vernova Inc	23,871	(42)	0.4
207	General Electric Co	37,797	(67)	0.6
108	General Mills Inc	2,981	(5)	0.0
190	General Motors Co	9,495	(17)	0.2
28	Genuine Parts Co	2,336	(4)	0.0
252	Gilead Sciences Inc	21,353	(38)	0.4
49	Global Payments Inc	2,096	(4)	0.0
61	Goldman Sachs Group Inc/The	34,196	(61)	0.6
154	Halliburton Co	3,067	(5)	0.0
57	Hartford Insurance Group Inc/T	4,548	(8)	0.1
15	Heico Corp	2,303	(4)	0.0
30	Hershey Co/The	3,435	(6)	0.1
268	Hewlett Packard Enterprise Co	3,434	(6)	0.1
46	Hilton Worldwide Holdings Inc	8,255	(15)	0.1
203	Home Depot Inc/The	45,221	(80)	0.8
81	Howmet Aerospace Inc	10,074	(18)	0.2
190	HP Inc	2,200	(4)	0.0
11	Hubbell Inc	3,135	(6)	0.1
10	Hubspot Inc	1,724	(3)	0.0
314	Huntington Bancshares Inc/OH	3,273	(6)	0.1
16	Idexx Laboratories Inc	6,444	(11)	0.1
56	Illinois Tool Works Inc	8,783	(16)	0.1
81	Ingersoll Rand Inc	4,142	(7)	0.1
43	Insmed Inc	3,985	(7)	0.1
14	Insulet Corp	2,177	(4)	0.0
811	Intel Corp	22,461	(40)	0.4
88	Interactive Brokers Group Inc	3,913	(7)	0.1
116	Intercontinental Exchange Inc	11,992	(21)	0.2
189	International Business Machine	34,479	(61)	0.6
107	International Paper Co	2,573	(5)	0.0

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
55	Intuit Inc	16,489	(29)	0.3
72	Intuitive Surgical Inc	21,513	(38)	0.4
34	Iqvia Holdings Inc	4,598	(8)	0.1
60	Iron Mountain Inc	3,276	(6)	0.1
21	Jabil Inc	2,963	(5)	0.0
133	Johnson Controls International	9,442	(17)	0.2
553	JPMorgan Chase & Co	100,811	(179)	1.7
386	Kenvue Inc	4,006	(7)	0.1
262	Keurig Dr Pepper Inc	4,286	(8)	0.1
223	Keycorp	2,854	(5)	0.0
35	Keysight Technologies Inc	4,477	(8)	0.1
67	Kimberly-Clark Corp	4,017	(7)	0.1
394	Kinder Morgan Inc	7,166	(13)	0.1
139	Kkr & Co Inc	9,444	(17)	0.2
27	KLA Corp	22,774	(40)	0.4
174	Kraft Heinz Co/The	2,457	(4)	0.0
123	Kroger Co/The	4,610	(8)	0.1
17	Labcorp Holdings Inc	2,726	(5)	0.0
255	Lam Research Corp	35,465	(63)	0.6
43	Lennar Corp	2,826	(5)	0.0
43	Liberty Media Corp-Liberty For	2,235	(4)	0.0
95	Linde PLC	25,952	(46)	0.4
32	Live Nation Entertainment Inc	2,800	(5)	0.0
114	Lowe's Cos Inc	18,155	(32)	0.3
16	LPL Financial Holdings Inc	3,491	(6)	0.1
22	Lululemon Athletica Inc	2,265	(4)	0.0
14	Lumentum Holdings Inc	3,289	(6)	0.1
31	M&T Bank Corp	4,076	(7)	0.1
62	Marathon Petroleum Corp	6,483	(11)	0.1
2	Markel Group Inc	3,008	(5)	0.0
44	Marriott International Inc/MD	8,340	(15)	0.1
100	Marsh & Mclennan Cos Inc	11,165	(20)	0.2
12	Martin Marietta Materials Inc	4,735	(8)	0.1
175	Marvell Technology Inc	8,236	(15)	0.1
145	Mcdonald's Corp	27,270	(48)	0.4
25	Mckesson Corp	12,310	(22)	0.2
261	Medtronic PLC	16,012	(28)	0.3
441	Meta Platforms Inc	188,355	(334)	3.2
108	Microchip Technology Inc	4,867	(9)	0.1
228	Micron Technology Inc	56,338	(100)	0.9
1,513	Microsoft Corp	387,937	(688)	6.5
262	Mondelez International Inc	9,130	(16)	0.1
16	Mongodb Inc	3,553	(6)	0.1
9	Monolithic Power Systems Inc	6,213	(11)	0.1
142	Monster Beverage Corp	6,834	(12)	0.1
31	Moody's Corp	9,418	(17)	0.2
245	Morgan Stanley	26,653	(47)	0.4
34	Motorola Solutions Inc	8,107	(14)	0.1
15	MSCI Inc	5,364	(10)	0.1
103	Nasdaq Inc	5,950	(11)	0.1
40	Netapp Inc	2,324	(4)	0.0
857	Netflix Inc	42,631	(76)	0.7
222	Newmont Corp	14,861	(26)	0.2
424	Nextera Energy Inc	22,196	(39)	0.4
239	Nike Inc	8,804	(16)	0.1
97	Nisource Inc	2,558	(5)	0.0
46	Norfolk Southern Corp	7,926	(14)	0.1
37	Northern Trust Corp	3,304	(6)	0.1
39	NRG Energy Inc	3,554	(6)	0.1
45	Nucor Corp	4,774	(8)	0.1
4,751	Nvidia Corp	541,097	(959)	9.1
1	NVR Inc	2,522	(4)	0.0
51	NXP Semiconductors Nv	6,898	(12)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
146	Occidental Petroleum Corp	3,944	(7)	0.1
39	Old Dominion Freight Line Inc	3,986	(7)	0.1
64	Omnicom Group Inc	2,950	(5)	0.0
83	On Semiconductor Corp	2,957	(5)	0.0
128	Oneok Inc	6,036	(11)	0.1
341	Oracle Corp	33,418	(59)	0.6
171	O'Reilly Automotive Inc	10,054	(18)	0.2
80	Otis Worldwide Corp	4,063	(7)	0.1
105	Paccar Inc	7,685	(14)	0.1
445	Palantir Technologies Inc	38,904	(69)	0.6
135	Palo Alto Networks Inc	14,240	(25)	0.2
26	Parker-Hannifin Corp	14,344	(25)	0.2
66	Paychex Inc	4,030	(7)	0.1
190	Paypal Holdings Inc	5,952	(11)	0.1
278	Pepsico Inc	25,443	(45)	0.4
447	PG&E Corp	4,103	(7)	0.1
82	Phillips 66	7,004	(12)	0.1
80	Pnc Financial Services Group I	10,595	(19)	0.2
46	PPG Industries Inc	3,142	(6)	0.1
144	PPL Corp	3,113	(6)	0.1
44	Principal Financial Group Inc	2,504	(4)	0.0
476	Procter & Gamble Co/The	43,001	(76)	0.7
119	Progressive Corp/The	14,757	(26)	0.2
188	Prologis Inc	14,634	(26)	0.2
72	Prudential Financial Inc	4,734	(8)	0.1
24	PTC Inc	2,262	(4)	0.0
101	Public Service Enterprise Group	4,980	(9)	0.1
32	Public Storage	5,282	(9)	0.1
39	Pultegroup Inc	2,939	(5)	0.0
65	Pure Storage Inc	2,682	(5)	0.0
219	Qualcomm Inc	19,739	(35)	0.3
30	Quanta Services Inc	8,511	(15)	0.1
23	Quest Diagnostics Inc	2,514	(4)	0.0
36	Raymond James Financial Inc	3,580	(6)	0.1
185	Realty Income Corp	6,753	(12)	0.1
24	Reddit Inc	2,624	(5)	0.0
181	Regions Financial Corp	3,070	(5)	0.0
41	Republic Services Inc	5,274	(9)	0.1
30	Resmed Inc	4,550	(8)	0.1
156	Robinhood Markets Inc	9,218	(16)	0.1
123	Roblox Corp	4,837	(9)	0.1
191	Rocket Cos Inc	2,045	(4)	0.0
97	Rocket Lab Corp	4,613	(8)	0.1
23	Rockwell Automation Inc	5,742	(10)	0.1
22	Roper Technologies Inc	4,831	(9)	0.1
65	Ross Stores Inc	7,283	(13)	0.1
49	Royal Caribbean Cruises Ltd	9,442	(17)	0.2
62	S&P Global Inc	19,534	(35)	0.3
188	Salesforce Inc	23,794	(42)	0.4
28	Sandisk Corp/De	9,661	(17)	0.2
22	SBA Communications Corp	2,375	(4)	0.0
43	Seagate Technology Holdings PLC	10,551	(19)	0.2
133	Sempra	6,886	(12)	0.1
211	Servicenow Inc	14,742	(26)	0.2
47	Sherwin-Williams Co/The	9,912	(18)	0.2
64	Simon Property Group Inc	7,249	(13)	0.1
304	Slb Ltd	8,751	(16)	0.1
106	Smurfit Westrock PLC	2,625	(5)	0.0
64	Snowflake Inc	7,336	(13)	0.1
231	Sofi Technologies Inc	3,139	(6)	0.1
41	Somnigroup International Inc	2,152	(4)	0.0
223	Southern Co/The	11,856	(21)	0.2
27	Spotify Technology S.A.	8,114	(14)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
43	SS&C Technologies Holdings Inc	2,098	(4)	0.0
231	Starbucks Corp	12,665	(22)	0.2
54	State Street Corp	4,231	(7)	0.1
28	Steel Dynamics Inc	2,971	(5)	0.0
380	Stellantis NV	2,237	(4)	0.0
20	Steris PLC	3,128	(6)	0.1
54	Strategy Inc	4,850	(9)	0.1
71	Stryker Corp	15,624	(28)	0.3
73	Synchrony Financial	3,146	(6)	0.1
38	Synopsys Inc	10,436	(19)	0.2
97	Sysco Corp	4,861	(9)	0.1
44	T Rowe Price Group Inc	2,763	(5)	0.0
36	Take-Two Interactive Software	4,772	(8)	0.1
42	Tapestry Inc	3,199	(6)	0.1
43	Targa Resources Corp	5,169	(9)	0.1
92	Target Corp	5,800	(10)	0.1
60	Te Connectivity PLC	7,978	(14)	0.1
9	Teledyne Technologies Inc	3,497	(6)	0.1
32	Teradyne Inc	4,640	(8)	0.1
592	Tesla Inc	151,938	(269)	2.5
185	Texas Instruments Inc	23,730	(42)	0.4
226	TJX Cos Inc/The	20,170	(36)	0.3
97	T-Mobile Us Inc	11,443	(20)	0.2
108	Tractor Supply Co	3,262	(6)	0.1
45	Trane Technologies PLC	11,326	(20)	0.2
11	Transdigm Group Inc	9,636	(17)	0.2
45	Travelers Cos Inc/The	7,601	(13)	0.1
48	Trimble Inc	1,942	(3)	0.0
261	Truist Financial Corp	7,998	(14)	0.1
30	Twilio Inc	2,130	(4)	0.0
9	Tyler Technologies Inc	1,921	(3)	0.0
424	Uber Technologies Inc	20,229	(36)	0.3
9	Ulta Beauty Inc	3,511	(6)	0.1
119	Union Pacific Corp	16,701	(30)	0.3
150	United Parcel Service Inc	9,483	(17)	0.2
13	United Rentals Inc	6,006	(11)	0.1
9	United Therapeutics Corp	2,409	(4)	0.0
315	US Bancorp	10,521	(19)	0.2
62	Valero Energy Corp	6,678	(12)	0.1
30	Veeva Systems Inc	3,693	(7)	0.1
49	Veralto Corp	2,863	(5)	0.0
17	Verisign Inc	2,457	(4)	0.0
28	Verisk Analytics Inc	3,668	(7)	0.1
786	Verizon Communications Inc	20,856	(37)	0.3
30	Versant Media Group Inc	578	(1)	0.0
77	Vertiv Holdings Co	8,491	(15)	0.1
68	Vistra Corp	6,456	(11)	0.1
27	Vulcan Materials Co	4,814	(9)	0.1
58	W R Berkley Corp	2,382	(4)	0.0
879	Walmart Inc	62,424	(111)	1.0
366	Walt Disney Co/The	24,602	(44)	0.4
477	Warner Bros Discovery Inc	7,821	(14)	0.1
82	Waste Management Inc	10,842	(19)	0.2
65	Wec Energy Group Inc	4,316	(8)	0.1
140	Welltower Inc	15,681	(28)	0.3
15	West Pharmaceutical Services I	2,006	(4)	0.0
69	Western Digital Corp	10,314	(18)	0.2
34	Westinghouse Air Brake Technologies Corp	4,722	(8)	0.1
248	Williams Cos Inc/The	9,920	(18)	0.2
25	Williams-Sonoma Inc	2,994	(5)	0.0
20	Willis Towers Watson PLC	3,739	(7)	0.1
44	Workday Inc	4,561	(8)	0.1
9	WW Grainger Inc	5,883	(10)	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2026
(Unaudited)

		Notional	Unrealized	Percentage
Shares	Description	Amount ($)	Appreciation ($)	of Basket (%)
120	Xcel Energy Inc	5,447	(10)	0.1
50	Xylem Inc/Ny	4,066	(7)	0.1
56	Yum! Brands Inc	5,229	(9)	0.1
40	Zimmer Biomet Holdings Inc	2,090	(4)	0.0
83	Zoetis Inc	6,143	(11)	0.1
52	Zoom Communications Inc	2,853	(5)	0.0
21	Zscaler Inc	2,456	(4)	0.0
		$5,954,392	$(10,555)	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary for abbreviations”.

KOC-QH-008-1300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

REAL ESTATE FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%#

	Shares	Value
REAL ESTATE — 99.1%
Agree Realty ‡	21,286	$1,537,488
American Healthcare REIT ‡	29,499	1,383,798
American Homes 4 Rent, Cl A ‡	43,241	1,354,308
American Tower ‡	49,705	8,911,112
AvalonBay Communities ‡	14,747	2,620,100
Brixmor Property Group ‡	38,591	1,033,853
Broadstone Net Lease, Cl A ‡	75,594	1,399,245
BXP ‡	31,879	2,061,615
Camden Property Trust ‡	16,468	1,795,835
CareTrust ‡	25,505	952,357
CBRE Group, Cl A *	8,111	1,381,547
Crown Castle ‡	48,716	4,229,036
CubeSmart ‡	21,209	795,974
Cushman & Wakefield *	33,152	545,019
Digital Realty Trust ‡	34,730	5,763,444
EastGroup Properties ‡	10,537	1,913,941
Equinix ‡	11,637	9,553,162
Equity LifeStyle Properties ‡	7,177	453,371
Equity Residential ‡	38,156	2,377,882
Essex Property Trust ‡	6,742	1,698,108
Extra Space Storage ‡	23,176	3,197,593
Federal Realty Investment Trust ‡	6,088	615,862
First Industrial Realty Trust ‡	19,190	1,113,596
Highwoods Properties ‡	31,173	805,822
Host Hotels & Resorts ‡	117,389	2,175,218
Invitation Homes ‡	72,388	1,934,931
Iron Mountain ‡	31,649	2,915,822
Kilroy Realty ‡	19,251	663,774
Kimco Realty ‡	65,822	1,387,528
Lamar Advertising, Cl A ‡	14,787	1,897,320
Mid-America Apartment Communities ‡	12,067	1,620,598
Millrose Properties, Cl A ‡	26,389	786,392
NNN REIT ‡	19,238	801,647
Omega Healthcare Investors ‡	31,596	1,386,432
PotlatchDeltic ‡	15,159	632,585
Prologis ‡	109,274	14,266,813
Public Storage ‡	18,610	5,139,896
Realty Income ‡	115,948	7,091,380
Regency Centers ‡	25,793	1,879,536
Rexford Industrial Realty ‡	32,169	1,303,810
Ryman Hospitality Properties ‡	8,331	788,946
SBA Communications, Cl A ‡	11,368	2,092,962
Simon Property Group ‡	39,090	7,478,308
STAG Industrial ‡	17,916	672,029
Sun Communities ‡	19,758	2,517,762
Tanger ‡	25,734	842,016
UDR ‡	34,771	1,291,743
Veris Residential ‡	43,542	661,403
Vornado Realty Trust ‡	39,933	1,273,064
Welltower ‡	81,604	15,370,929
Weyerhaeuser ‡	63,912	1,647,651
WP Carey ‡	23,986	1,673,024
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Xenia Hotels & Resorts ‡	39,100	$576,725
		140,264,312
Total Common Stock
(Cost $136,325,323)		140,264,312

Total Investments in Securities— 99.1%
(Cost $136,325,323)		$140,264,312

Percentages are based on Net Assets of $141,586,809.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-009-1300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

INTERNATIONAL EQUITY FUND

JANUARY 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%#
	Shares	Value
AUSTRALIA — 2.0%
FINANCIALS — 0.5%
QBE Insurance Group	106,000	$1,452,812
MATERIALS — 1.5%
BHP Group	112,936	3,889,781
Total Australia		5,342,593
AUSTRIA — 0.8%
INDUSTRIALS — 0.8%
ANDRITZ	25,600	2,215,033
BRAZIL — 1.5%
FINANCIALS — 1.5%
Itau Unibanco Holding	472,244	4,058,644
CANADA — 8.3%
CONSUMER DISCRETIONARY — 1.1%
Dollarama	21,120	2,846,194
ENERGY — 1.2%
Enbridge	67,500	3,295,065
FINANCIALS — 3.7%
Manulife Financial	114,660	4,367,799
Royal Bank of Canada	34,000	5,661,132
		10,028,931
INFORMATION TECHNOLOGY — 1.0%
Shopify, Cl A *	19,400	2,545,587
MATERIALS — 1.3%
Agnico Eagle Mines	18,900	3,592,756
Total Canada		22,308,533
CHINA — 12.5%
COMMUNICATION SERVICES — 3.6%
China Tower, Cl H	1,340,000	1,927,961
Kuaishou Technology, Cl B	198,500	2,028,097
Tencent Holdings	75,300	5,787,694
		9,743,752
CONSUMER DISCRETIONARY — 3.2%
Alibaba Group Holding	256,000	5,446,038
ANTA Sports Products	130,000	1,298,692
Midea Group, Cl A	170,000	1,898,669
		8,643,399
FINANCIALS — 2.7%
Bank of China, Cl H	4,203,000	2,509,962
People's Insurance Group of China, Cl H	3,180,000	2,765,108
COMMON STOCK — continued
	Shares	Value
CHINA — continued
FINANCIALS — continued
Shanghai Pudong Development Bank, Cl A	1,299,916	$1,877,365
		7,152,435
INDUSTRIALS — 1.6%
Sany Heavy Industry, Cl A	500,000	1,577,388
Weichai Power, Cl H	754,000	2,555,782
		4,133,170
INFORMATION TECHNOLOGY — 1.4%
Cambricon Technologies, Cl A *	4,470	808,939
Hygon Information Technology, Cl A	26,000	984,480
NAURA Technology Group, Cl A	11,675	797,175
Xiaomi, Cl B *	274,600	1,242,996
		3,833,590

Total China		33,506,346
FINLAND — 1.2%
INDUSTRIALS — 1.2%
Wartsila Abp	79,500	3,222,945
FRANCE — 5.3%
CONSUMER STAPLES — 1.0%
Danone	33,300	2,609,394
FINANCIALS — 1.1%
BNP Paribas	27,950	3,022,314
INDUSTRIALS — 1.0%
Schneider Electric	9,600	2,752,348
MATERIALS — 0.6%
Air Liquide	8,500	1,591,736
UTILITIES — 1.6%
Engie	142,810	4,263,812
Total France		14,239,604
GERMANY — 3.9%
CONSUMER DISCRETIONARY — 1.7%
Aumovio *	34,500	1,655,462
Continental	36,000	2,832,824
		4,488,286
INDUSTRIALS — 1.1%
Siemens	10,200	3,083,779
INFORMATION TECHNOLOGY — 1.1%
SAP	14,364	2,869,483
Total Germany		10,441,548

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

INTERNATIONAL EQUITY FUND

JANUARY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 1.0%
CONSUMER STAPLES — 1.0%
WH Group	2,175,000	$2,566,708
INDIA — 3.9%
COMMUNICATION SERVICES — 0.9%
Bharti Airtel	109,600	2,350,588
CONSUMER DISCRETIONARY — 0.8%
Eicher Motors	27,400	2,123,531
FINANCIALS — 1.0%
ICICI Bank	172,440	2,542,219
INFORMATION TECHNOLOGY — 0.6%
Persistent Systems	25,800	1,696,422
UTILITIES — 0.6%
Power Grid Corp of India	590,266	1,647,741
Total India		10,360,501
ITALY — 1.8%
FINANCIALS — 1.8%
UniCredit	53,400	4,653,614
JAPAN — 12.2%
CONSUMER DISCRETIONARY — 0.5%
Honda Motor	135,000	1,357,768
FINANCIALS — 3.0%
Mitsubishi UFJ Financial Group	298,400	5,404,134
Tokio Marine Holdings	67,300	2,508,443
		7,912,577
HEALTH CARE — 1.4%
Hoya	23,160	3,885,226
INDUSTRIALS — 4.4%
ITOCHU	305,000	3,904,785
Komatsu	96,700	3,701,214
Sumitomo	102,000	4,142,127
		11,748,126
INFORMATION TECHNOLOGY — 1.0%
Murata Manufacturing	128,300	2,606,486

MATERIALS — 0.8%
Nitto Denko	98,000	2,177,887
REAL ESTATE — 1.1%
Mitsui Fudosan	265,300	3,042,170
Total Japan		32,730,240
COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 1.5%
MATERIALS — 1.5%
ArcelorMittal	75,450	$4,097,558
MEXICO — 1.5%
CONSUMER STAPLES — 0.3%
La Comer *	417,037	893,686
FINANCIALS — 1.2%
Grupo Financiero Banorte	278,000	3,134,102
Total Mexico		4,027,788
NETHERLANDS — 6.0%
CONSUMER STAPLES — 1.0%
Koninklijke Ahold Delhaize	68,800	2,690,100
FINANCIALS — 1.3%
ING Groep	118,000	3,479,940
HEALTH CARE — 0.9%
Argenx *	2,680	2,253,811
INFORMATION TECHNOLOGY — 2.8%
ASML Holding	5,250	7,528,030
Total Netherlands		15,951,881
SINGAPORE — 0.9%
FINANCIALS — 0.9%
United Overseas Bank	79,640	2,400,283
SOUTH AFRICA — 0.7%
FINANCIALS — 0.7%
Investec PLC	234,500	1,928,260
SOUTH KOREA — 6.2%
CONSUMER DISCRETIONARY — 1.1%
Kia	25,970	2,763,291
FINANCIALS — 1.2%
KB Financial Group	34,581	3,236,755
INFORMATION TECHNOLOGY — 3.9%
Samsung Electronics	54,920	6,067,275
SK Hynix	7,100	4,433,080
		10,500,355
Total South Korea		16,500,401
SPAIN — 4.6%
CONSUMER DISCRETIONARY — 0.9%
Amadeus IT Group	36,340	2,436,484

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

INTERNATIONAL EQUITY FUND

JANUARY 31, 2026

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
FINANCIALS — 2.8%
CaixaBank	351,800	$4,643,841
Mapfre	637,700	2,917,958
		7,561,799
INDUSTRIALS — 0.9%
Aena SME	77,500	2,406,970
Total Spain		12,405,253
SWEDEN — 1.5%
HEALTH CARE — 0.6%
Ambea	105,600	1,610,348
INFORMATION TECHNOLOGY — 0.9%
Hexagon, Cl B	200,000	2,255,008

Total Sweden		3,865,356
SWITZERLAND — 3.4%
CONSUMER STAPLES — 1.0%
Barry Callebaut	1,000	1,764,017
Nestle PLC	8,700	830,211
		2,594,228
FINANCIALS — 2.4%
Swiss Re	15,500	2,476,649
UBS Group	83,609	3,955,993
		6,432,642
Total Switzerland		9,026,870
TAIWAN — 7.0%
FINANCIALS — 1.5%
CTBC Financial Holding	2,526,900	4,071,204
INFORMATION TECHNOLOGY — 5.5%
Delta Electronics	48,500	1,850,874
Taiwan Semiconductor Manufacturing	232,160	12,837,504
		14,688,378
Total Taiwan		18,759,582
THAILAND — 0.4%
COMMUNICATION SERVICES — 0.4%
Advanced Info Service	105,000	1,164,492
UNITED KINGDOM — 7.8%
CONSUMER STAPLES — 1.1%
Tesco	495,000	2,880,296
ENERGY — 2.0%
Shell PLC	141,200	5,427,638
COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
FINANCIALS — 2.0%
Barclays	775,000	$5,172,382
INDUSTRIALS — 1.0%
IMI	73,000	2,756,637
MATERIALS — 1.1%
CRH PLC	24,620	3,004,968
REAL ESTATE — 0.6%
British Land ‡	283,000	1,614,206
Total United Kingdom		20,856,127
UNITED STATES — 2.7%
INDUSTRIALS — 1.5%
AerCap Holdings	10,600	1,522,796
Copa Holdings, Cl A	18,400	2,509,760
		4,032,556

MATERIALS — 1.2%
Southern Copper	16,400	3,121,248
Total United States		7,153,804

Total Common Stock
(Cost $190,697,812)		263,783,964

EXCHANGE-TRADED FUND — 0.5%
UNITED STATES — 0.5%
iShares MSCI Poland ETF	35,000	1,315,650

Total Exchange-Traded Funds
(Cost $1,321,212)		1,315,650

Total Investments in Securities— 99.1%
(Cost $192,019,024)		$265,099,614

Percentages are based on Net Assets of $267,590,119.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-006-2200

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

JANUARY 31, 2026

(Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations
BDC — Business Development Company
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — 1 Month Term Secured Overnight Financing Rate
TSFR3M — 3 Month Term Secured Overnight Financing Rate
USSW5 — United States 5 Year Interest Swap Rate

Currency Abbreviation
USD — United States Dollar